United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21904
(Investment Company Act File Number)

Federated Hermes MDT Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-07-31

Date of Reporting Period: 2025-07-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Large Cap Growth Fund

Class A Shares | QALGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$111	0.99%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communications Services and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A) and Spotify Technology SA and an underweight position in Apple Inc.

Top Detractors from Performance

  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were an overweight position in QUALCOMM Incorporated and underweight positions in NVIDIA Corporation and Broadcom Inc.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category
7/31/2015	$9,448	$10,000	$10,000	$10,000
7/31/2016	$9,106	$10,444	$10,435	$9,959
7/31/2017	$10,533	$12,130	$12,318	$11,696
7/31/2018	$13,417	$14,118	$15,132	$14,066
7/31/2019	$14,931	$15,113	$16,770	$15,351
7/31/2020	$18,949	$16,765	$21,774	$18,872
7/31/2021	$25,580	$23,258	$29,760	$25,580
7/31/2022	$23,296	$21,548	$26,210	$20,904
7/31/2023	$27,620	$24,273	$30,747	$23,888
7/31/2024	$35,698	$29,389	$39,029	$29,469
7/31/2025	$44,681	$33,998	$48,297	$35,664

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	18.28%	17.38%	16.15%
Class A Shares without sales load	25.16%	18.72%	16.81%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 1000® Growth Index	23.75%	17.28%	17.05%
Morningstar Large Growth Funds Category	20.58%	13.52%	13.53%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,324,886,978
  Number of Investments101
  Portfolio Turnover58%
  Total Advisory Fees Paid$13,040,469

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.1%
Utilities	0.4%
Materials	0.9%
Consumer Staples	3.0%
Financials	5.6%
Industrials	6.6%
Health Care	7.0%
Communication Services	11.9%
Consumer Discretionary	12.1%
Information Technology	49.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R700

37329-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class C Shares | QCLGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$195	1.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communications Services and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A) and Spotify Technology SA and an underweight position in Apple Inc.

Top Detractors from Performance

  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were an overweight position in QUALCOMM Incorporated and underweight positions in NVIDIA Corporation and Broadcom Inc.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,561	$10,444	$10,435	$9,959
7/31/2017	$10,978	$12,130	$12,318	$11,696
7/31/2018	$13,879	$14,118	$15,132	$14,066
7/31/2019	$15,331	$15,113	$16,770	$15,351
7/31/2020	$19,314	$16,765	$21,774	$18,872
7/31/2021	$25,883	$23,258	$29,760	$25,580
7/31/2022	$23,398	$21,548	$26,210	$20,904
7/31/2023	$27,537	$24,273	$30,747	$23,888
7/31/2024	$35,591	$29,389	$39,029	$29,469
7/31/2025	$44,547	$33,998	$48,297	$35,664

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	23.22%	17.83%	16.11%
Class C Shares without sales load	24.22%	17.83%	16.11%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 1000® Growth Index	23.75%	17.28%	17.05%
Morningstar Large Growth Funds Category	20.58%	13.52%	13.53%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,324,886,978
  Number of Investments101
  Portfolio Turnover58%
  Total Advisory Fees Paid$13,040,469

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.1%
Utilities	0.4%
Materials	0.9%
Consumer Staples	3.0%
Financials	5.6%
Industrials	6.6%
Health Care	7.0%
Communication Services	11.9%
Consumer Discretionary	12.1%
Information Technology	49.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R809

37329-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Institutional Shares | QILGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communications Services and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A) and Spotify Technology SA and an underweight position in Apple Inc.

Top Detractors from Performance

  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were an overweight position in QUALCOMM Incorporated and underweight positions in NVIDIA Corporation and Broadcom Inc.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,660	$10,444	$10,435	$9,959
7/31/2017	$11,205	$12,130	$12,318	$11,696
7/31/2018	$14,302	$14,118	$15,132	$14,066
7/31/2019	$15,960	$15,113	$16,770	$15,351
7/31/2020	$20,304	$16,765	$21,774	$18,872
7/31/2021	$27,469	$23,258	$29,760	$25,580
7/31/2022	$25,082	$21,548	$26,210	$20,904
7/31/2023	$29,817	$24,273	$30,747	$23,888
7/31/2024	$38,624	$29,389	$39,029	$29,469
7/31/2025	$48,476	$33,998	$48,297	$35,664

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	25.51%	19.01%	17.10%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 1000® Growth Index	23.75%	17.28%	17.05%
Morningstar Large Growth Funds Category	20.58%	13.52%	13.53%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,324,886,978
  Number of Investments101
  Portfolio Turnover58%
  Total Advisory Fees Paid$13,040,469

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.1%
Utilities	0.4%
Materials	0.9%
Consumer Staples	3.0%
Financials	5.6%
Industrials	6.6%
Health Care	7.0%
Communication Services	11.9%
Consumer Discretionary	12.1%
Information Technology	49.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R882

37329-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class R6 Shares | QRLGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$80	0.71%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communications Services and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A) and Spotify Technology SA and an underweight position in Apple Inc.

Top Detractors from Performance

  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were an overweight position in QUALCOMM Incorporated and underweight positions in NVIDIA Corporation and Broadcom Inc.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,660	$10,444	$10,435	$9,959
7/31/2017	$11,205	$12,130	$12,318	$11,696
7/31/2018	$14,302	$14,118	$15,132	$14,066
7/31/2019	$15,960	$15,113	$16,770	$15,351
7/31/2020	$20,304	$16,765	$21,774	$18,872
7/31/2021	$27,469	$23,258	$29,760	$25,580
7/31/2022	$25,082	$21,548	$26,210	$20,904
7/31/2023	$29,817	$24,273	$30,747	$23,888
7/31/2024	$38,624	$29,389	$39,029	$29,469
7/31/2025	$48,465	$33,998	$48,297	$35,664

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	25.48%	19.01%	17.10%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 1000® Growth Index	23.75%	17.28%	17.05%
Morningstar Large Growth Funds Category	20.58%	13.52%	13.53%
Footnote	Description
Footnote[a]	The Fund's Class R6 Shares commenced operations on May 29, 2024. For the periods prior to the commencement of operations of the Fund's Class R6 Shares, the performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,324,886,978
  Number of Investments101
  Portfolio Turnover58%
  Total Advisory Fees Paid$13,040,469

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.1%
Utilities	0.4%
Materials	0.9%
Consumer Staples	3.0%
Financials	5.6%
Industrials	6.6%
Health Care	7.0%
Communication Services	11.9%
Consumer Discretionary	12.1%
Information Technology	49.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31425E101

37329-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class A Shares | QAACX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$116	1.04%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction contributed positively to Fund relative performance.

   By sector, stock selection in Industrials and Health Care aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp (Class A) and Spotify Technology SA.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction and flat or improving earnings to price ratio detracted from Fund relative performance.

  Top individual Fund holdings that detracted from performance were underweight positions in NVIDIA Corporation and Broadcom Inc. and an overweight position in Veralto Corporation.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Category
7/31/2015	$9,448	$10,000	$10,000
7/31/2016	$9,391	$10,444	$10,168
7/31/2017	$10,852	$12,130	$11,690
7/31/2018	$13,108	$14,118	$13,402
7/31/2019	$14,125	$15,113	$14,197
7/31/2020	$15,495	$16,765	$15,251
7/31/2021	$21,446	$23,258	$20,697
7/31/2022	$20,385	$21,548	$19,340
7/31/2023	$23,310	$24,273	$21,539
7/31/2024	$29,449	$29,389	$25,729
7/31/2025	$36,444	$33,998	$29,202

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	16.94%	17.32%	13.81%
Class A Shares without sales load	23.75%	18.65%	14.45%
Russell 3000® Index	15.68%	15.19%	13.02%
Morningstar Large Blend Funds Category	13.48%	13.85%	11.29%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$2,370,233,365
  Number of Investments176
  Portfolio Turnover62%
  Total Advisory Fees Paid$8,981,760

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.2%
Real Estate	1.6%
Energy	2.1%
Materials	2.3%
Consumer Staples	5.9%
Industrials	9.4%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.3%
Financials	15.1%
Information Technology	30.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R106

37309-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class C Shares | QCACX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$201	1.80%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction contributed positively to Fund relative performance.

   By sector, stock selection in Industrials and Health Care aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp (Class A) and Spotify Technology SA.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction and flat or improving earnings to price ratio detracted from Fund relative performance.

  Top individual Fund holdings that detracted from performance were underweight positions in NVIDIA Corporation and Broadcom Inc. and an overweight position in Veralto Corporation.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000
7/31/2016	$9,857	$10,444	$10,168
7/31/2017	$11,308	$12,130	$11,690
7/31/2018	$13,559	$14,118	$13,402
7/31/2019	$14,502	$15,113	$14,197
7/31/2020	$15,786	$16,765	$15,251
7/31/2021	$21,686	$23,258	$20,697
7/31/2022	$20,457	$21,548	$19,340
7/31/2023	$23,218	$24,273	$21,539
7/31/2024	$29,334	$29,389	$25,729
7/31/2025	$36,301	$33,998	$29,202

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	21.83%	17.76%	13.76%
Class C Shares without sales load	22.83%	17.76%	13.76%
Russell 3000® Index	15.68%	15.19%	13.02%
Morningstar Large Blend Funds Category	13.48%	13.85%	11.29%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$2,370,233,365
  Number of Investments176
  Portfolio Turnover62%
  Total Advisory Fees Paid$8,981,760

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.2%
Real Estate	1.6%
Energy	2.1%
Materials	2.3%
Consumer Staples	5.9%
Industrials	9.4%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.3%
Financials	15.1%
Information Technology	30.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R205

37309-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Institutional Shares | QIACX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction contributed positively to Fund relative performance.

   By sector, stock selection in Industrials and Health Care aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp (Class A) and Spotify Technology SA.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction and flat or improving earnings to price ratio detracted from Fund relative performance.

  Top individual Fund holdings that detracted from performance were underweight positions in NVIDIA Corporation and Broadcom Inc. and an overweight position in Veralto Corporation.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Morningstar Large Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000
7/31/2016	$9,966	$10,444	$10,168
7/31/2017	$11,550	$12,130	$11,690
7/31/2018	$13,993	$14,118	$13,402
7/31/2019	$15,123	$15,113	$14,197
7/31/2020	$16,637	$16,765	$15,251
7/31/2021	$23,097	$23,258	$20,697
7/31/2022	$22,019	$21,548	$19,340
7/31/2023	$25,254	$24,273	$21,539
7/31/2024	$32,003	$29,389	$25,729
7/31/2025	$39,730	$33,998	$29,202

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	24.14%	19.02%	14.79%
Russell 3000® Index	15.68%	15.19%	13.02%
Morningstar Large Blend Funds Category	13.48%	13.85%	11.29%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$2,370,233,365
  Number of Investments176
  Portfolio Turnover62%
  Total Advisory Fees Paid$8,981,760

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.2%
Real Estate	1.6%
Energy	2.1%
Materials	2.3%
Consumer Staples	5.9%
Industrials	9.4%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.3%
Financials	15.1%
Information Technology	30.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R304

37309-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class R6 Shares | QKACX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$82	0.73%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction contributed positively to Fund relative performance.

   By sector, stock selection in Industrials and Health Care aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp (Class A) and Spotify Technology SA.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction and flat or improving earnings to price ratio detracted from Fund relative performance.

  Top individual Fund holdings that detracted from performance were underweight positions in NVIDIA Corporation and Broadcom Inc. and an overweight position in Veralto Corporation.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Morningstar Large Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000
7/31/2016	$9,895	$10,444	$10,168
7/31/2017	$11,458	$12,130	$11,690
7/31/2018	$13,883	$14,118	$13,402
7/31/2019	$15,006	$15,113	$14,197
7/31/2020	$16,506	$16,765	$15,251
7/31/2021	$22,917	$23,258	$20,697
7/31/2022	$21,849	$21,548	$19,340
7/31/2023	$25,066	$24,273	$21,539
7/31/2024	$31,763	$29,389	$25,729
7/31/2025	$39,434	$33,998	$29,202

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	24.15%	19.03%	14.71%
Russell 3000® Index	15.68%	15.19%	13.02%
Morningstar Large Blend Funds Category	13.48%	13.85%	11.29%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$2,370,233,365
  Number of Investments176
  Portfolio Turnover62%
  Total Advisory Fees Paid$8,981,760

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.2%
Real Estate	1.6%
Energy	2.1%
Materials	2.3%
Consumer Staples	5.9%
Industrials	9.4%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.3%
Financials	15.1%
Information Technology	30.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R718

37309-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class A Shares | QABGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$139	1.30%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  Domestic equity security selection positively affected Fund relative performance.

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  By sector, domestic equity security selection in Information Technology, Healthcare and Industrials aided performance.

Top Detractors from Performance

  The allocation to real estate investment trusts detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

  By sector, domestic equity security selection in Consumer Discretionary, Energy and Materials detracted from performance.

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category
7/31/2015	$9,552	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,516	$10,561	$10,594	$10,600	$10,178
7/31/2017	$10,383	$12,256	$10,539	$11,574	$11,138
7/31/2018	$11,620	$14,246	$10,455	$12,643	$11,903
7/31/2019	$12,234	$15,384	$11,299	$13,714	$12,410
7/31/2020	$13,344	$17,223	$12,443	$15,338	$13,087
7/31/2021	$16,455	$23,500	$12,356	$18,485	$16,120
7/31/2022	$15,295	$22,410	$11,229	$17,347	$14,872
7/31/2023	$16,255	$25,327	$10,851	$18,462	$15,700
7/31/2024	$18,913	$30,936	$11,405	$21,260	$17,648
7/31/2025	$21,431	$35,989	$11,790	$23,633	$19,264

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	8.23%	8.93%	7.92%
Class A Shares without sales load	13.31%	9.94%	8.42%
S&P 500 Index	16.33%	15.88%	13.66%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	11.16%	9.03%	8.98%
Morningstar Moderate Allocation Funds Category	9.22%	8.01%	6.81%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$281,524,609
  Number of Investments496
  Portfolio Turnover82%
  Total Advisory Fees Paid$1,870,977

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	1.2%
Collaterized Mortgage Obligations	1.3%
Asset-Backed Securities	2.7%
Project and Trade Finance Core Fund	2.8%
Cash Equivalents	3.2%
Mortgage Core Fund	7.5%
U.S. Treasuries	7.6%
Corporate Bonds	8.1%
International Equity Securities (including International Exchange-Traded Funds)	8.1%
Domestic Equity Securities	54.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.3%
Energy	1.9%
Materials	2.6%
Real Estate	4.8%
Consumer Staples	5.8%
Consumer Discretionary	9.6%
Health Care	9.6%
Communication Services	10.0%
Industrials	10.0%
Financials	14.8%
Information Technology	29.6%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund’s Class A Shares maximum sales charge (load) on purchases (as a percentage of offering price) was reduced from 5.50% to 4.50%. As a result of the reduction to the Class A Shares maximum sales charge (load), an investor’s aggregate purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R841

37326-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class C Shares | QCBGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$221	2.08%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  Domestic equity security selection positively affected Fund relative performance.

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  By sector, domestic equity security selection in Information Technology, Healthcare and Industrials aided performance.

Top Detractors from Performance

  The allocation to real estate investment trusts detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

  By sector, domestic equity security selection in Consumer Discretionary, Energy and Materials detracted from performance.

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,890	$10,561	$10,594	$10,600	$10,178
7/31/2017	$10,704	$12,256	$10,539	$11,574	$11,138
7/31/2018	$11,891	$14,246	$10,455	$12,643	$11,903
7/31/2019	$12,431	$15,384	$11,299	$13,714	$12,410
7/31/2020	$13,457	$17,223	$12,443	$15,338	$13,087
7/31/2021	$16,467	$23,500	$12,356	$18,485	$16,120
7/31/2022	$15,189	$22,410	$11,229	$17,347	$14,872
7/31/2023	$16,017	$25,327	$10,851	$18,462	$15,700
7/31/2024	$18,637	$30,936	$11,405	$21,260	$17,648
7/31/2025	$21,118	$35,989	$11,790	$23,633	$19,264

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	11.44%	9.09%	7.76%
Class C Shares without sales load	12.44%	9.09%	7.76%
S&P 500 Index	16.33%	15.88%	13.66%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	11.16%	9.03%	8.98%
Morningstar Moderate Allocation Funds Category	9.22%	8.01%	6.81%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$281,524,609
  Number of Investments496
  Portfolio Turnover82%
  Total Advisory Fees Paid$1,870,977

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	1.2%
Collaterized Mortgage Obligations	1.3%
Asset-Backed Securities	2.7%
Project and Trade Finance Core Fund	2.8%
Cash Equivalents	3.2%
Mortgage Core Fund	7.5%
U.S. Treasuries	7.6%
Corporate Bonds	8.1%
International Equity Securities (including International Exchange-Traded Funds)	8.1%
Domestic Equity Securities	54.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.3%
Energy	1.9%
Materials	2.6%
Real Estate	4.8%
Consumer Staples	5.8%
Consumer Discretionary	9.6%
Health Care	9.6%
Communication Services	10.0%
Industrials	10.0%
Financials	14.8%
Information Technology	29.6%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund’s Class A Shares maximum sales charge (load) on purchases (as a percentage of offering price) was reduced from 5.50% to 4.50%. As a result of the reduction to the Class A Shares maximum sales charge (load), an investor’s aggregate purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R833

37326-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Institutional Shares | QIBGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$113	1.06%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  Domestic equity security selection positively affected Fund relative performance.

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  By sector, domestic equity security selection in Information Technology, Healthcare and Industrials aided performance.

Top Detractors from Performance

  The allocation to real estate investment trusts detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

  By sector, domestic equity security selection in Consumer Discretionary, Energy and Materials detracted from performance.

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,993	$10,561	$10,594	$10,600	$10,178
7/31/2017	$10,929	$12,256	$10,539	$11,574	$11,138
7/31/2018	$12,257	$14,246	$10,455	$12,643	$11,903
7/31/2019	$12,944	$15,384	$11,299	$13,714	$12,410
7/31/2020	$14,153	$17,223	$12,443	$15,338	$13,087
7/31/2021	$17,491	$23,500	$12,356	$18,485	$16,120
7/31/2022	$16,298	$22,410	$11,229	$17,347	$14,872
7/31/2023	$17,369	$25,327	$10,851	$18,462	$15,700
7/31/2024	$20,255	$30,936	$11,405	$21,260	$17,648
7/31/2025	$23,011	$35,989	$11,790	$23,633	$19,264

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	13.60%	10.21%	8.69%
S&P 500 Index	16.33%	15.88%	13.66%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	11.16%	9.03%	8.98%
Morningstar Moderate Allocation Funds Category	9.22%	8.01%	6.81%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$281,524,609
  Number of Investments496
  Portfolio Turnover82%
  Total Advisory Fees Paid$1,870,977

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	1.2%
Collaterized Mortgage Obligations	1.3%
Asset-Backed Securities	2.7%
Project and Trade Finance Core Fund	2.8%
Cash Equivalents	3.2%
Mortgage Core Fund	7.5%
U.S. Treasuries	7.6%
Corporate Bonds	8.1%
International Equity Securities (including International Exchange-Traded Funds)	8.1%
Domestic Equity Securities	54.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.3%
Energy	1.9%
Materials	2.6%
Real Estate	4.8%
Consumer Staples	5.8%
Consumer Discretionary	9.6%
Health Care	9.6%
Communication Services	10.0%
Industrials	10.0%
Financials	14.8%
Information Technology	29.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R825

37326-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class R6 Shares | QKBGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$109	1.02%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  Domestic equity security selection positively affected Fund relative performance.

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  By sector, domestic equity security selection in Information Technology, Healthcare and Industrials aided performance.

Top Detractors from Performance

  The allocation to real estate investment trusts detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

  By sector, domestic equity security selection in Consumer Discretionary, Energy and Materials detracted from performance.

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,941	$10,561	$10,594	$10,600	$10,178
7/31/2017	$10,867	$12,256	$10,539	$11,574	$11,138
7/31/2018	$12,198	$14,246	$10,455	$12,643	$11,903
7/31/2019	$12,869	$15,384	$11,299	$13,714	$12,410
7/31/2020	$14,069	$17,223	$12,443	$15,338	$13,087
7/31/2021	$17,403	$23,500	$12,356	$18,485	$16,120
7/31/2022	$16,218	$22,410	$11,229	$17,347	$14,872
7/31/2023	$17,286	$25,327	$10,851	$18,462	$15,700
7/31/2024	$20,165	$30,936	$11,405	$21,260	$17,648
7/31/2025	$22,929	$35,989	$11,790	$23,633	$19,264

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	13.70%	10.26%	8.65%
S&P 500 Index	16.33%	15.88%	13.66%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	11.16%	9.03%	8.98%
Morningstar Moderate Allocation Funds Category	9.22%	8.01%	6.81%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$281,524,609
  Number of Investments496
  Portfolio Turnover82%
  Total Advisory Fees Paid$1,870,977

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	1.2%
Collaterized Mortgage Obligations	1.3%
Asset-Backed Securities	2.7%
Project and Trade Finance Core Fund	2.8%
Cash Equivalents	3.2%
Mortgage Core Fund	7.5%
U.S. Treasuries	7.6%
Corporate Bonds	8.1%
International Equity Securities (including International Exchange-Traded Funds)	8.1%
Domestic Equity Securities	54.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.3%
Energy	1.9%
Materials	2.6%
Real Estate	4.8%
Consumer Staples	5.8%
Consumer Discretionary	9.6%
Health Care	9.6%
Communication Services	10.0%
Industrials	10.0%
Financials	14.8%
Information Technology	29.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R692

37326-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class A Shares | QASCX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$114	1.13%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and solid stock selection among younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., ADMA Biologics, Inc., and EMCOR Group.

Top Detractors from Performance

  Weak stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Utilities detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Helen of Troy Limited, Parsons Corporation and Xerox Holdings Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category
7/31/2015	$9,451	$10,000	$10,000	$10,000
7/31/2016	$10,198	$10,444	$10,000	$10,058
7/31/2017	$12,745	$12,130	$11,845	$11,670
7/31/2018	$15,102	$14,118	$14,064	$13,503
7/31/2019	$13,940	$15,113	$13,443	$12,829
7/31/2020	$12,726	$16,765	$12,826	$11,693
7/31/2021	$19,646	$23,258	$19,491	$17,789
7/31/2022	$17,772	$21,548	$16,706	$16,310
7/31/2023	$18,879	$24,273	$18,027	$17,566
7/31/2024	$22,418	$29,389	$20,596	$20,117
7/31/2025	$23,011	$33,998	$20,482	$19,887

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(3.02%)	11.31%	8.69%
Class A Shares without sales load	2.65%	12.58%	9.31%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Index	(0.55%)	9.81%	7.43%
Morningstar Small Blend Funds Category	(1.03%)	11.13%	7.06%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,364,561,216
  Number of Investments301
  Portfolio Turnover82%
  Total Advisory Fees Paid$10,176,074

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	2.3%
Communication Services	2.5%
Materials	2.7%
Consumer Staples	3.2%
Energy	3.9%
Real Estate	5.5%
Consumer Discretionary	9.8%
Information Technology	15.0%
Health Care	16.2%
Industrials	18.3%
Financials	18.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R817

37328-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class C Shares | QCSCX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$200	1.98%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and solid stock selection among younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., ADMA Biologics, Inc., and EMCOR Group.

Top Detractors from Performance

  Weak stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Utilities detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Helen of Troy Limited, Parsons Corporation and Xerox Holdings Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,712	$10,444	$10,000	$10,058
7/31/2017	$13,281	$12,130	$11,845	$11,670
7/31/2018	$15,618	$14,118	$14,064	$13,503
7/31/2019	$14,314	$15,113	$13,443	$12,829
7/31/2020	$12,976	$16,765	$12,826	$11,693
7/31/2021	$19,874	$23,258	$19,491	$17,789
7/31/2022	$17,827	$21,548	$16,706	$16,310
7/31/2023	$18,782	$24,273	$18,027	$17,566
7/31/2024	$22,303	$29,389	$20,596	$20,117
7/31/2025	$22,893	$33,998	$20,482	$19,887

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	0.85%	11.66%	8.63%
Class C Shares without sales load	1.85%	11.66%	8.63%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Index	(0.55%)	9.81%	7.43%
Morningstar Small Blend Funds Category	(1.03%)	11.13%	7.06%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,364,561,216
  Number of Investments301
  Portfolio Turnover82%
  Total Advisory Fees Paid$10,176,074

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	2.3%
Communication Services	2.5%
Materials	2.7%
Consumer Staples	3.2%
Energy	3.9%
Real Estate	5.5%
Consumer Discretionary	9.8%
Information Technology	15.0%
Health Care	16.2%
Industrials	18.3%
Financials	18.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R791

37328-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Institutional Shares | QISCX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$89	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and solid stock selection among younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., ADMA Biologics, Inc., and EMCOR Group.

Top Detractors from Performance

  Weak stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Utilities detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Helen of Troy Limited, Parsons Corporation and Xerox Holdings Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,824	$10,444	$10,000	$10,058
7/31/2017	$13,556	$12,130	$11,845	$11,670
7/31/2018	$16,102	$14,118	$14,064	$13,503
7/31/2019	$14,902	$15,113	$13,443	$12,829
7/31/2020	$13,643	$16,765	$12,826	$11,693
7/31/2021	$21,110	$23,258	$19,491	$17,789
7/31/2022	$19,143	$21,548	$16,706	$16,310
7/31/2023	$20,381	$24,273	$18,027	$17,566
7/31/2024	$24,271	$29,389	$20,596	$20,117
7/31/2025	$24,978	$33,998	$20,482	$19,887

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	2.91%	12.86%	9.59%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Index	(0.55%)	9.81%	7.43%
Morningstar Small Blend Funds Category	(1.03%)	11.13%	7.06%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,364,561,216
  Number of Investments301
  Portfolio Turnover82%
  Total Advisory Fees Paid$10,176,074

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	2.3%
Communication Services	2.5%
Materials	2.7%
Consumer Staples	3.2%
Energy	3.9%
Real Estate	5.5%
Consumer Discretionary	9.8%
Information Technology	15.0%
Health Care	16.2%
Industrials	18.3%
Financials	18.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R783

37328-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class R6 Shares | QLSCX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$88	0.87%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and solid stock selection among younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., ADMA Biologics, Inc., and EMCOR Group.

Top Detractors from Performance

  Weak stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Utilities detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Helen of Troy Limited, Parsons Corporation and Xerox Holdings Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,789	$10,444	$10,000	$10,058
7/31/2017	$13,512	$12,130	$11,845	$11,670
7/31/2018	$16,050	$14,118	$14,064	$13,503
7/31/2019	$14,855	$15,113	$13,443	$12,829
7/31/2020	$13,601	$16,765	$12,826	$11,693
7/31/2021	$21,053	$23,258	$19,491	$17,789
7/31/2022	$19,095	$21,548	$16,706	$16,310
7/31/2023	$20,331	$24,273	$18,027	$17,566
7/31/2024	$24,212	$29,389	$20,596	$20,117
7/31/2025	$24,919	$33,998	$20,482	$19,887

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	2.92%	12.87%	9.56%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Index	(0.55%)	9.81%	7.43%
Morningstar Small Blend Funds Category	(1.03%)	11.13%	7.06%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,364,561,216
  Number of Investments301
  Portfolio Turnover82%
  Total Advisory Fees Paid$10,176,074

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	2.3%
Communication Services	2.5%
Materials	2.7%
Consumer Staples	3.2%
Energy	3.9%
Real Estate	5.5%
Consumer Discretionary	9.8%
Information Technology	15.0%
Health Care	16.2%
Industrials	18.3%
Financials	18.7%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R627

37328-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class A Shares | QASGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$117	1.13%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in EMCOR Group, Inc., Brinker International, Inc., and Turning Point Brands Inc.

Top Detractors from Performance

  Negative stock selection among younger companies with very high analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Rocket Lab Corporation and Carpenter Technology Corporation and an overweight position in Impinj, Inc.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category
7/31/2015	$9,451	$10,000	$10,000	$10,000
7/31/2016	$9,668	$10,444	$9,470	$9,475
7/31/2017	$12,182	$12,130	$11,152	$11,148
7/31/2018	$15,045	$14,118	$13,707	$13,697
7/31/2019	$14,612	$15,113	$13,540	$14,146
7/31/2020	$14,988	$16,765	$14,352	$15,366
7/31/2021	$21,287	$23,258	$20,237	$22,216
7/31/2022	$17,359	$21,548	$15,546	$17,197
7/31/2023	$19,299	$24,273	$17,346	$18,553
7/31/2024	$21,722	$29,389	$19,566	$20,686
7/31/2025	$23,231	$33,998	$20,183	$21,330

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	1.05%	7.93%	8.79%
Class A Shares without sales load	6.95%	9.16%	9.41%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Morningstar Small Growth Funds Category	2.85%	6.78%	7.86%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$491,380,348
  Number of Investments251
  Portfolio Turnover91%
  Total Advisory Fees Paid$3,226,616

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.1%
Real Estate	1.3%
Communication Services	2.0%
Materials	2.0%
Energy	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.7%
Financials	11.0%
Information Technology	21.6%
Industrials	22.0%
Health Care	22.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R775

37313-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class C Shares | QCSGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$205	1.99%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in EMCOR Group, Inc., Brinker International, Inc., and Turning Point Brands Inc.

Top Detractors from Performance

  Negative stock selection among younger companies with very high analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Rocket Lab Corporation and Carpenter Technology Corporation and an overweight position in Impinj, Inc.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,151	$10,444	$9,470	$9,475
7/31/2017	$12,696	$12,130	$11,152	$11,148
7/31/2018	$15,558	$14,118	$13,707	$13,697
7/31/2019	$15,000	$15,113	$13,540	$14,146
7/31/2020	$15,273	$16,765	$14,352	$15,366
7/31/2021	$21,525	$23,258	$20,237	$22,216
7/31/2022	$17,406	$21,548	$15,546	$17,197
7/31/2023	$19,194	$24,273	$17,346	$18,553
7/31/2024	$21,604	$29,389	$19,566	$20,686
7/31/2025	$23,104	$33,998	$20,183	$21,330

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.01%	8.26%	8.74%
Class C Shares without sales load	6.01%	8.26%	8.74%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Morningstar Small Growth Funds Category	2.85%	6.78%	7.86%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$491,380,348
  Number of Investments251
  Portfolio Turnover91%
  Total Advisory Fees Paid$3,226,616

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.1%
Real Estate	1.3%
Communication Services	2.0%
Materials	2.0%
Energy	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.7%
Financials	11.0%
Information Technology	21.6%
Industrials	22.0%
Health Care	22.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R767

37313-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Institutional Shares | QISGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in EMCOR Group, Inc., Brinker International, Inc., and Turning Point Brands Inc.

Top Detractors from Performance

  Negative stock selection among younger companies with very high analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Rocket Lab Corporation and Carpenter Technology Corporation and an overweight position in Impinj, Inc.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,256	$10,444	$9,470	$9,475
7/31/2017	$12,950	$12,130	$11,152	$11,148
7/31/2018	$16,038	$14,118	$13,707	$13,697
7/31/2019	$15,615	$15,113	$13,540	$14,146
7/31/2020	$16,057	$16,765	$14,352	$15,366
7/31/2021	$22,865	$23,258	$20,237	$22,216
7/31/2022	$18,683	$21,548	$15,546	$17,197
7/31/2023	$20,830	$24,273	$17,346	$18,553
7/31/2024	$23,505	$29,389	$19,566	$20,686
7/31/2025	$25,202	$33,998	$20,183	$21,330

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.22%	9.43%	9.68%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Morningstar Small Growth Funds Category	2.85%	6.78%	7.86%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$491,380,348
  Number of Investments251
  Portfolio Turnover91%
  Total Advisory Fees Paid$3,226,616

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.1%
Real Estate	1.3%
Communication Services	2.0%
Materials	2.0%
Energy	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.7%
Financials	11.0%
Information Technology	21.6%
Industrials	22.0%
Health Care	22.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R759

37313-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class R6 Shares | QLSGX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$90	0.87%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in EMCOR Group, Inc., Brinker International, Inc., and Turning Point Brands Inc.

Top Detractors from Performance

  Negative stock selection among younger companies with very high analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Rocket Lab Corporation and Carpenter Technology Corporation and an overweight position in Impinj, Inc.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2015 to 7/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,239	$10,444	$9,470	$9,475
7/31/2017	$12,930	$12,130	$11,152	$11,148
7/31/2018	$16,007	$14,118	$13,707	$13,697
7/31/2019	$15,590	$15,113	$13,540	$14,146
7/31/2020	$16,038	$16,765	$14,352	$15,366
7/31/2021	$22,835	$23,258	$20,237	$22,216
7/31/2022	$18,669	$21,548	$15,546	$17,197
7/31/2023	$20,814	$24,273	$17,346	$18,553
7/31/2024	$23,489	$29,389	$19,566	$20,686
7/31/2025	$25,183	$33,998	$20,183	$21,330

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	7.21%	9.44%	9.68%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Morningstar Small Growth Funds Category	2.85%	6.78%	7.86%
Footnote	Description
Footnote[1]	The Fund's Class R6 Shares commenced operations on June 29, 2016. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund's Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the gross expenses of Class R6 Shares would have exceeded the actual expenses paid by Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$491,380,348
  Number of Investments251
  Portfolio Turnover91%
  Total Advisory Fees Paid$3,226,616

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.1%
Real Estate	1.3%
Communication Services	2.0%
Materials	2.0%
Energy	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.7%
Financials	11.0%
Information Technology	21.6%
Industrials	22.0%
Health Care	22.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R619

37313-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $172,050

Fiscal year ended 2024 - $165,433

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $4,160

Fiscal year ended 2024 - Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $31,302 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $169,531

Fiscal year ended 2024 - $196,477

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—10.3%
420,967		Alphabet, Inc., Class A	$ 80,783,567
151,257	[1]	CarGurus, Inc.	4,964,255
26,314		Electronic Arts, Inc.	4,012,622
293,955		Fox Corp.	16,390,931
99,657		Meta Platforms, Inc.	77,078,710
6,473	[1]	Netflix, Inc.	7,504,796
239,632	[1]	ROBLOX Corp.	33,018,893
25,221	[1]	Spotify Technology S.A.	15,801,966
18,041		T-Mobile USA, Inc.	4,301,155
		TOTAL	243,856,895
		Consumer Discretionary—9.7%
580,702		Advance Auto Parts, Inc.	30,817,855
211,904	[1]	Amazon.com, Inc.	49,608,846
564	[1]	AutoZone, Inc.	2,125,366
96,826	[1]	Capri Holdings Ltd.	1,761,265
19,769	[1]	Deckers Outdoor Corp.	2,098,875
45,072	[1]	DoorDash, Inc.	11,279,268
8,789	[1]	Duolingo, Inc.	3,045,828
118,956		eBay, Inc.	10,914,213
43,299	[1]	Expedia Group, Inc.	7,803,346
116,820	[1]	Five Below, Inc.	15,948,266
9,034		Flutter Entertainment PLC	2,730,617
167,254		General Motors Co.	8,921,328
13,004		Home Depot, Inc.	4,779,100
69,650	[1]	Life Time Group Holdings, Inc.	2,000,348
19,004	[1]	Lululemon Athletica, Inc.	3,810,872
18,236		McDonald’s Corp.	5,472,077
39,885	[1]	O’Reilly Automotive, Inc.	3,921,493
44,479		PVH Corp.	3,265,648
16,307		Royal Caribbean Cruises Ltd.	5,183,506
64,318	[1]	SharkNinja, Inc.	7,467,320
86,663		TJX Cos., Inc.	10,792,143
15,179	[1]	Ulta Beauty, Inc.	7,817,337
427,420	[1]	Viking Holdings Ltd.	25,098,103
19,349		Yum! Brands, Inc.	2,789,158
		TOTAL	229,452,178
		Consumer Staples—5.9%
113,075	[1]	Bellring Brands, Inc.	6,171,633
94,888		Colgate-Palmolive Co.	7,956,359
27,819		Costco Wholesale Corp.	26,139,845
133,474	[1]	Dollar Tree, Inc.	15,155,973
144,532		Estee Lauder Cos., Inc., Class A	13,490,617
55,924		Kimberly-Clark Corp.	6,969,249
84,669		Kroger Co.	5,935,297
266,853	[1]	Maplebear, Inc.	12,800,938
205,182		Philip Morris International, Inc.	33,660,107
77,327	[1]	Sprouts Farmers Market, Inc.	11,718,134
		TOTAL	139,998,152
		Energy—2.1%
57,587		Cheniere Energy, Inc.	13,583,622
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
90,438		EOG Resources, Inc.	$ 10,854,369
26,280		Marathon Petroleum Corp.	4,472,593
183,244		PBF Energy, Inc.	4,141,314
27,776		Targa Resources, Inc.	4,622,204
96,869		Weatherford International PLC	5,477,942
106,661		Williams Cos., Inc.	6,394,327
		TOTAL	49,546,371
		Financials—15.1%
132,905		Aflac, Inc.	13,205,441
43,810		Ameriprise Financial, Inc.	22,701,904
44,385	[1]	Arch Capital Group Ltd.	3,819,773
222,752		Bank of New York Mellon Corp.	22,598,190
6,717	[1]	Berkshire Hathaway, Inc., Class B	3,169,618
9,886		Cboe Global Markets, Inc.	2,382,921
9,246		CME Group, Inc.	2,572,977
68,355		Corebridge Financial, Inc.	2,430,704
21,433		Globe Life, Inc.	3,010,694
15,690		Goldman Sachs Group, Inc.	11,353,127
183,808		Interactive Brokers Group, Inc., Class A	12,050,453
95,409		Intercontinental Exchange, Inc.	17,634,445
179,243		Jackson Financial, Inc.	15,694,517
63,371		Janus Henderson Group PLC	2,743,964
30,313		JPMorgan Chase & Co.	8,979,923
47,072		Mastercard, Inc.	26,664,876
115,077		Morgan Stanley	16,393,869
139,168		Northern Trust Corp.	18,091,840
147,602		Progressive Corp., OH	35,725,588
165,788		Prudential Financial, Inc.	17,172,321
276,815		State Street Corp.	30,934,076
178,585		Synchrony Financial	12,442,017
40,491		The Hartford Insurance Group, Inc.	5,036,676
151,966		The Travelers Cos., Inc.	39,547,632
53,547		Virtu Financial, Inc.	2,363,565
28,741		Visa, Inc., Class A	9,929,153
		TOTAL	358,650,264
		Health Care—9.6%
167,593		AbbVie, Inc.	31,678,429
61,414	[1]	Align Technology, Inc.	7,923,020
5,161	[1]	Alnylam Pharmaceuticals, Inc.	2,024,351
92,644		Amgen, Inc.	27,339,244
16,373	[1]	Biogen, Inc.	2,095,744
52,839		Cardinal Health, Inc.	8,201,670
40,772		Cencora, Inc.	11,664,054
123,921	[1]	Centene Corp.	3,230,620
27,531	[1]	Charles River Laboratories International, Inc.	4,670,359
286,737	[1]	Dexcom, Inc.	23,159,748
254,836	[1]	Elanco Animal Health, Inc.	3,486,157
12,635		Elevance Health, Inc.	3,576,716
92,198		Gilead Sciences, Inc.	10,352,913
50,788		Humana, Inc.	12,690,398
110,139	[1]	Illumina, Inc.	11,312,377
75,628	[1]	Incyte Genomics, Inc.	5,663,781
22,626		Johnson & Johnson	3,727,407
111,520		Merck & Co., Inc.	8,711,942
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
506,063	[1]	Moderna, Inc.	$ 14,959,222
37,629	[1]	Regeneron Pharmaceuticals, Inc.	20,525,114
11,489	[1]	Vertex Pharmaceuticals, Inc.	5,248,979
168,733	[1]	Waystar Holding Corp.	6,239,746
		TOTAL	228,481,991
		Industrials—9.4%
16,015		3M Co.	2,389,758
74,193		Allison Transmission Holdings, Inc.	6,682,564
80,633		Atmus Filtration Technologies, Inc.	3,137,430
7,802		Cintas Corp.	1,736,335
60,752		Emerson Electric Co.	8,840,024
58,187		GE Aerospace	15,773,332
101,981	[1]	GE Vernova, Inc.	67,337,034
8,850		Leidos Holdings, Inc.	1,412,902
5,658		Lennox International, Inc.	3,445,722
20,950		Lockheed Martin Corp.	8,819,531
48,943		Masco Corp.	3,334,487
4,884		Northrop Grumman Corp.	2,816,163
49,707		Paycom Software, Inc.	11,509,159
31,185		RTX Corp.	4,913,820
19,811	[1]	SkyWest, Inc.	2,297,284
9,872	[1]	SPX Technologies, Inc.	1,800,554
24,691		Trane Technologies PLC	10,816,633
135,544	[1]	Uber Technologies, Inc.	11,893,986
146,500	[1]	United Airlines Holdings, Inc.	12,937,415
284,293		Veralto Corp.	29,802,435
24,077		Verisk Analytics, Inc.	6,710,501
17,932		Waste Management, Inc.	4,109,297
		TOTAL	222,516,366
		Information Technology—30.6%
3,647		Accenture PLC	974,114
116,365	[1]	Adobe, Inc.	41,622,597
319,958		Apple, Inc.	66,413,682
10,402		Applied Materials, Inc.	1,872,984
38,783	[1]	Arista Networks, Inc.	4,778,841
243,756		Broadcom, Inc.	71,591,137
23,077	[1]	Cirrus Logic, Inc.	2,324,085
10,015	[1]	Commvault Systems, Inc.	1,902,349
55,298	[1]	Credo Technology Group Holding Ltd.	6,168,492
76,638		Dell Technologies, Inc.	10,169,096
154,952	[1]	Enphase Energy, Inc.	5,014,247
18,911	[1]	EPAM Systems, Inc.	2,982,454
382,139	[1]	Fortinet, Inc.	38,175,686
130,046	[1]	GoDaddy, Inc.	21,012,833
106,079	[1]	Life360, Inc.	8,124,591
32,992		Marvell Technology, Inc.	2,651,567
43,752		Microchip Technology, Inc.	2,957,198
269,135		Microsoft Corp.	143,583,522
80,404		NetApp, Inc.	8,372,469
254,066	[1]	Nutanix, Inc.	19,098,141
600,317		NVIDIA Corp.	106,778,385
19,178	[1]	Onto Innovation, Inc.	1,817,115
26,133		Oracle Corp.	6,631,771
65,686	[1]	Palantir Technologies, Inc.	10,401,378
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
81,735	[1]	Palo Alto Networks, Inc.	$ 14,189,196
73,496		Pegasystems, Inc.	4,314,950
35,357	[1]	Qorvo, Inc.	2,955,845
95,788		Qualcomm, Inc.	14,057,847
52,322	[1]	Rubrik, Inc.	4,967,974
126,157		Salesforce, Inc.	32,590,138
179,220		Skyworks Solutions, Inc.	12,283,739
22,435		TD SYNNEX Corp.	3,239,390
297,977		Teradyne, Inc.	32,011,669
22,266	[1]	Zoom Communications, Inc.	1,648,797
66,404	[1]	Zscaler, Inc.	18,962,326
		TOTAL	726,640,605
		Materials—2.3%
49,619		Alcoa Corp.	1,487,081
52,606	[1]	Axalta Coating Systems Ltd.	1,489,802
465,967		Celanese Corp.	24,337,456
58,551		CRH PLC	5,588,693
58,416		FMC Corp.	2,280,561
29,734	[1]	Knife River Corp.	2,452,460
57,329		Mosaic Co./The	2,064,417
195,840		Newmont Corp.	12,161,664
5,438		Sherwin-Williams Co.	1,799,326
10,657		Steel Dynamics, Inc.	1,359,407
		TOTAL	55,020,867
		Real Estate—1.6%
10,772		American Tower Corp.	2,244,777
241,660		Kilroy Realty Corp.	8,907,588
29,737		Simon Property Group, Inc.	4,870,623
44,234		SL Green Realty Corp.	2,532,396
64,535		Ventas, Inc.	4,335,461
85,510		Welltower, Inc.	14,115,136
		TOTAL	37,005,981
		Utilities—1.2%
30,152		American Electric Power Co., Inc.	3,411,398
99,767		Duke Energy Corp.	12,135,658
174,177		Edison International	9,078,105
74,179		Exelon Corp.	3,333,604
		TOTAL	27,958,765
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,861,447,828)	2,319,128,435
		INVESTMENT COMPANY—2.3%
54,556,734		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[2] (IDENTIFIED COST $54,556,734)	54,556,734
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,916,004,562)[3]	2,373,685,169
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(3,451,804)
		NET ASSETS—100%	$2,370,233,365
Annual Financial Statements and Additional Information
4

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$30,641,175
Purchases at Cost	$510,978,817
Proceeds from Sales	$(487,063,258)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$54,556,734
Shares Held as of 7/31/2025	54,556,734
Dividend Income	$1,704,115

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,924,431,206.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$44.27	$35.46	$34.32	$42.75	$31.77
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.13	0.19	0.08	0.08
Net realized and unrealized gain (loss)	10.07	9.12	4.26	(1.60)	11.90
Total From Investment Operations	10.18	9.25	4.45	(1.52)	11.98
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.12)	(0.04)	(0.12)
Distributions from net realized gain	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)
Total Distributions	(3.84)	(0.44)	(3.31)	(6.91)	(1.00)
Net Asset Value, End of Period	$50.61	$44.27	$35.46	$34.32	$42.75
Total Return[2]	23.75%	26.34%	14.35%	(4.95)%	38.40%
Ratios to Average Net Assets:
Net expenses[3]	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.24%	0.35%	0.57%	0.22%	0.23%
Expense waiver/reimbursement[4]	0.12%	0.14%	0.16%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,572	$196,787	$138,388	$105,590	$109,747
Portfolio turnover[5]	62%	71%	130%	133%	63%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$39.32	$31.63	$31.06	$39.55	$29.57
Income From Investment Operations:
Net investment income (loss)[1]	(0.22)	(0.14)	(0.06)	(0.19)	(0.18)
Net realized and unrealized gain (loss)	8.89	8.11	3.82	(1.43)	11.04
Total From Investment Operations	8.67	7.97	3.76	(1.62)	10.86
Less Distributions:
Distributions from net realized gain	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)
Net Asset Value, End of Period	$44.24	$39.32	$31.63	$31.06	$39.55
Total Return[2]	22.83%	25.38%	13.50%	(5.67)%	37.37%
Ratios to Average Net Assets:
Net expenses[3]	1.80%	1.81%	1.81%	1.81%	1.79%
Net investment income (loss)	(0.53)%	(0.42)%	(0.20)%	(0.55)%	(0.52)%
Expense waiver/reimbursement[4]	0.11%	0.12%	0.14%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,358	$52,240	$35,028	$33,256	$38,028
Portfolio turnover[5]	62%	71%	130%	133%	63%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.23	$36.20	$34.96	$43.40	$32.22
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.25	0.29	0.20	0.19
Net realized and unrealized gain (loss)	10.32	9.32	4.35	(1.63)	12.08
Total From Investment Operations	10.57	9.57	4.64	(1.43)	12.27
Less Distributions:
Distributions from net investment income	(0.22)	(0.26)	(0.21)	(0.14)	(0.21)
Distributions from net realized gain	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)
Total Distributions	(3.97)	(0.54)	(3.40)	(7.01)	(1.09)
Net Asset Value, End of Period	$51.83	$45.23	$36.20	$34.96	$43.40
Total Return[2]	24.14%	26.73%	14.69%	(4.67)%	38.83%
Ratios to Average Net Assets:
Net expenses[3]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.52%	0.64%	0.86%	0.52%	0.52%
Expense waiver/reimbursement[4]	0.17%	0.18%	0.21%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,803,567	$750,516	$413,248	$291,517	$283,822
Portfolio turnover[5]	62%	71%	130%	133%	63%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$44.07	$35.29	$34.16	$42.56	$31.62
Income From Investment Operations:
Net investment income (loss)[1]	0.24	0.25	0.28	0.20	0.20
Net realized and unrealized gain (loss)	10.05	9.07	4.26	(1.59)	11.84
Total From Investment Operations	10.29	9.32	4.54	(1.39)	12.04
Less Distributions:
Distributions from net investment income	(0.22)	(0.26)	(0.22)	(0.14)	(0.22)
Distributions from net realized gain	(3.75)	(0.28)	(3.19)	(6.87)	(0.88)
Total Distributions	(3.97)	(0.54)	(3.41)	(7.01)	(1.10)
Net Asset Value, End of Period	$50.39	$44.07	$35.29	$34.16	$42.56
Total Return[2]	24.15%	26.72%	14.73%	(4.66)%	38.84%
Ratios to Average Net Assets:
Net expenses[3]	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.52%	0.65%	0.84%	0.53%	0.54%
Expense waiver/reimbursement[4]	0.11%	0.12%	0.14%	0.13%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$209,736	$66,730	$40,680	$16,717	$11,513
Portfolio turnover[5]	62%	71%	130%	133%	63%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in securities, at value including $54,556,734 of investments in affiliated holdings* (identified cost $1,916,004,562, including $54,556,734 of identified cost in affiliated holdings)	$2,373,685,169
Income receivable	698,712
Income receivable from affiliated holdings	204,193
Receivable for investments sold	12,811,766
Receivable for shares sold	5,484,221
Total Assets	2,392,884,061
Liabilities:
Payable for investments purchased	20,189,570
Payable for shares redeemed	1,823,681
Payable for investment adviser fee (Note 5)	37,282
Payable for administrative fee (Note 5)	5,042
Payable for distribution services fee (Note 5)	57,374
Payable for other service fees (Notes 2 and 5)	122,793
Accrued expenses (Note 5)	414,954
Total Liabilities	22,650,696
Net assets for 46,281,646 shares outstanding	$2,370,233,365
Net Assets Consist of:
Paid-in capital	$1,834,880,231
Total distributable earnings (loss)	535,353,134
Net Assets	$2,370,233,365
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($262,572,419 ÷ 5,188,205 shares outstanding), no par value, unlimited shares authorized	$50.61
Offering price per share (100/94.50 of $50.61)	$53.56
Redemption proceeds per share	$50.61
Class C Shares:
Net asset value per share ($94,358,098 ÷ 2,133,094 shares outstanding), no par value, unlimited shares authorized	$44.24
Offering price per share	$44.24
Redemption proceeds per share (99.00/100 of $44.24)	$43.80
Institutional Shares:
Net asset value per share ($1,803,566,934 ÷ 34,798,105 shares outstanding), no par value, unlimited shares authorized	$51.83
Offering price per share	$51.83
Redemption proceeds per share	$51.83
Class R6 Shares:
Net asset value per share ($209,735,914 ÷ 4,162,242 shares outstanding), no par value, unlimited shares authorized	$50.39
Offering price per share	$50.39
Redemption proceeds per share	$50.39

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Dividends (including $1,656,805 received from affiliated holdings*)	$19,214,804
Net income on securities loaned (includes $47,310 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,528
TOTAL INCOME	19,216,332
Expenses:
Investment adviser fee (Note 5)	10,637,920
Administrative fee (Note 5)	1,180,846
Custodian fees	63,660
Transfer agent fees (Note 2)	1,151,346
Directors’/Trustees’ fees (Note 5)	7,543
Auditing fees	33,438
Legal fees	12,219
Portfolio accounting fees	186,901
Distribution services fee (Note 5)	511,549
Other service fees (Notes 2 and 5)	734,055
Share registration costs	374,359
Printing and postage	113,493
Miscellaneous (Note 5)	31,845
TOTAL EXPENSES	15,039,174
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,656,160)
Reimbursement of other operating expenses (Notes 2 and 5)	(675,339)
TOTAL WAIVER AND REIMBURSEMENTS	(2,331,499)
Net expenses	12,707,675
Net investment income	6,508,657
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	109,469,840
Net change in unrealized appreciation of investments	235,540,712
Net realized and unrealized gain (loss) on investments	345,010,552
Change in net assets resulting from operations	$351,519,209

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,508,657	$3,894,845
Net realized gain (loss)	109,469,840	69,318,104
Net change in unrealized appreciation/depreciation	235,540,712	106,528,878
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	351,519,209	179,741,827
Distributions to Shareholders:
Class A Shares	(17,738,288)	(1,757,230)
Class C Shares	(5,528,744)	(324,651)
Institutional Shares	(77,210,457)	(6,021,769)
Class R6 Shares	(6,232,664)	(627,459)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(106,710,153)	(8,731,109)
Share Transactions:
Proceeds from sale of shares	1,365,448,095	417,422,632
Proceeds from shares issued in connection with the tax-free transfer of assets from Stockyard Bank Focused Equity Common Trust Fund	—	37,894,773
Net asset value of shares issued to shareholders in payment of distributions declared	93,576,349	7,937,062
Cost of shares redeemed	(399,873,105)	(195,336,244)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,059,151,339	267,918,223
Change in net assets	1,303,960,395	438,928,941
Net Assets:
Beginning of period	1,066,272,970	627,344,029
End of period	$2,370,233,365	$1,066,272,970
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
At close of business on May 17, 2024, the Fund acquired all of the net assets of StockYard Focused Equity Common Trust Fund (“Stockyard”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Stockyard was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares of the Fund Issued	Stockyard Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Acquisition	Net Assets of the Fund Immediately After Acquisition
859,487	$37,894,773	$16,120,743	$889,668,785	$927,563,558

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based
Annual Financial Statements and Additional Information
13

on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $2,331,499 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$194,011	$(31,252)
Class C Shares	55,668	—
Institutional Shares	888,075	(644,087)
Class R6 Shares	13,592	—
TOTAL	$1,151,346	$(675,339)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
14

For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$563,539
Class C Shares	170,516
TOTAL	$734,055
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2025, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
15

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,261,314	$58,918,537	988,310	$38,884,100
Shares issued to shareholders in payment of distributions declared	339,789	15,844,045	43,132	1,577,867
Shares redeemed	(858,193)	(39,233,337)	(488,836)	(18,754,497)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	742,910	$35,529,245	542,606	$21,707,470
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	965,966	$39,827,825	519,175	$18,015,052
Shares issued to shareholders in payment of distributions declared	124,934	5,116,049	9,495	306,501
Shares redeemed	(286,445)	(11,664,866)	(307,534)	(10,546,056)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	804,455	$33,279,008	221,136	$7,775,497
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,293,426	$1,108,388,969	8,008,757	$328,392,812
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	859,487	37,894,773
Shares issued to shareholders in payment of distributions declared	1,416,558	67,513,142	148,413	5,556,056
Shares redeemed	(6,503,519)	(305,923,100)	(3,839,150)	(147,873,040)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,206,465	$869,979,011	5,177,507	$223,970,601
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,456,663	$158,312,764	794,679	$32,130,668
Shares issued to shareholders in payment of distributions declared	110,123	5,103,113	13,616	496,638
Shares redeemed	(918,564)	(43,051,802)	(447,023)	(18,162,651)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,648,222	$120,364,075	361,272	$14,464,655
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	22,402,052	$1,059,151,339	6,302,521	$267,918,223
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$5,006,118	$3,856,353
Long-term capital gains	$101,704,035	$4,874,756
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$3,625,221
Net unrealized appreciation	$449,253,963
Undistributed long-term capital gains	$82,473,950
TOTAL	$535,353,134
At July 31, 2025, the cost of investments for federal tax purposes was $1,924,431,206. The net unrealized appreciation of investments for federal tax purposes was $449,253,963. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $475,680,838 and unrealized depreciation from investments for those securities having an excess of cost over value of $26,426,875. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
Annual Financial Statements and Additional Information
16

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily waived $1,629,808 of its fee and voluntarily reimbursed $675,339 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2025, the Adviser reimbursed $26,352.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$511,549
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended July 31, 2025, FSC retained $175,404 of fees paid by the Fund. For the year ended July 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2025, FSC retained $76,528 in sales charges from the sale of Class A Shares. FSC also retained $5,191 of CDSC relating to redemptions of Class A Shares and $9,058 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the year ended July 31, 2025, FSSC received $12,862 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective on October 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.84%, 0.75% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
Annual Financial Statements and Additional Information
17

(a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.04%, 1.83%, 0.74% and 0.73%, respectively. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2025, were as follows:
Purchases	$1,870,234,633
Sales	$937,803,121
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2025, the Fund had no outstanding loans. During the year ended July 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information
18

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2025, the amount of long-term capital gains designated by the Fund was $101,704,035.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2025, 100% qualify for the dividend received deduction available to corporate shareholders.
For the fiscal year ended July 31, 2025, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information
19

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT ALL CAP CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series ) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information
20

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
21

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
22

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes
Annual Financial Statements and Additional Information
23

fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential
Annual Financial Statements and Additional Information
24

economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT All Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
37309 (9/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Shares or Principal Amount			Value
		COMMON STOCKS—56.3%
		Communication Services—5.6%
24,457		Alphabet, Inc., Class A	$ 4,693,298
83,798	[1]	Altice USA, Inc.	217,875
19,336	[1]	CarGurus, Inc.	634,608
21,112	[1]	Cars.com, Inc.	271,711
1,105		Electronic Arts, Inc.	168,501
23,793		Fox Corp.	1,326,698
15,531	[1]	Grindr, Inc.	271,482
751	[1]	Live Nation Entertainment, Inc.	110,923
5,368		Meta Platforms, Inc.	4,151,826
578	[1]	Netflix, Inc.	670,133
13,857	[1]	ROBLOX Corp.	1,909,356
1,490	[1]	Spotify Technology S.A.	933,545
957		T-Mobile USA, Inc.	228,158
2,654		Verizon Communications, Inc.	113,485
12,922	[1]	ZoomInfo Technologies, Inc.	139,945
		TOTAL	15,841,544
		Consumer Discretionary—5.4%
45,584		Advance Auto Parts, Inc.	2,419,143
15,907	[1]	Amazon.com, Inc.	3,723,988
171	[1]	AutoZone, Inc.	644,393
6,656	[1]	Capri Holdings Ltd.	121,073
2,781	[1]	DoorDash, Inc.	695,945
3,646		eBay, Inc.	334,521
3,999	[1]	Expedia Group, Inc.	720,700
9,237	[1]	Five Below, Inc.	1,261,035
1,178		Flutter Entertainment PLC	356,062
22,641		Ford Motor Co.	250,636
15,297	[1]	Goodyear Tire & Rubber Co.	157,253
1,258		McDonald’s Corp.	377,488
644		Murphy USA, Inc.	233,437
6,690	[1]	O’Reilly Automotive, Inc.	657,761
3,827		PVH Corp.	280,978
1,112		Royal Caribbean Cruises Ltd.	353,471
3,634	[1]	SharkNinja, Inc.	421,907
3,427		TJX Cos., Inc.	426,764
711	[1]	Ulta Beauty, Inc.	366,172
21,761	[1]	Viking Holdings Ltd.	1,277,806
870		Yum! Brands, Inc.	125,411
		TOTAL	15,205,944
		Consumer Staples—3.2%
11,638		Albertsons Cos., Inc.	223,682
7,686	[1]	Bellring Brands, Inc.	419,502
2,710		Coca-Cola Bottling Co.	302,842
7,583		Colgate-Palmolive Co.	635,835
1,590		Costco Wholesale Corp.	1,494,028
9,408	[1]	Dollar Tree, Inc.	1,068,278
9,281		Estee Lauder Cos., Inc., Class A	866,289
5,628		Kimberly-Clark Corp.	701,361
4,235		Kroger Co.	296,873
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
21,095	[1]	Maplebear, Inc.	$ 1,011,927
8,851		Philip Morris International, Inc.	1,452,007
4,572	[1]	Sprouts Farmers Market, Inc.	692,841
		TOTAL	9,165,465
		Energy—1.1%
4,608		Cheniere Energy, Inc.	1,086,935
4,706		EOG Resources, Inc.	564,814
11,786		PBF Energy, Inc.	266,364
3,317		Targa Resources, Inc.	551,982
10,462		Weatherford International PLC	591,626
776		Williams Cos., Inc.	46,521
		TOTAL	3,108,242
		Financials—8.3%
3,927		Aflac, Inc.	390,187
4,958		Ameriprise Financial, Inc.	2,569,186
1,671	[1]	Arch Capital Group Ltd.	143,806
18,490		Bank of New York Mellon Corp.	1,875,810
1,512		Cboe Global Markets, Inc.	364,452
506		CME Group, Inc.	140,810
7,457		Corebridge Financial, Inc.	265,171
1,950		Globe Life, Inc.	273,916
487		Goldman Sachs Group, Inc.	352,388
12,492		Interactive Brokers Group, Inc., Class A	818,976
5,893		Intercontinental Exchange, Inc.	1,089,203
24,198		Jackson Financial, Inc.	2,118,777
1,921		Mastercard, Inc.	1,088,189
572		Morgan Stanley	81,487
289		MSCI, Inc., Class A	162,233
10,570		Northern Trust Corp.	1,374,100
7,604		Progressive Corp., OH	1,840,472
19,050		Prudential Financial, Inc.	1,973,199
23,277		State Street Corp.	2,601,205
6,068		Synchrony Financial	422,758
1,347		The Hartford Insurance Group, Inc.	167,553
7,686		The Travelers Cos., Inc.	2,000,205
10,476		Virtu Financial, Inc.	462,411
1,879		Visa, Inc., Class A	649,138
31,056		Western Union Co.	250,001
		TOTAL	23,475,633
		Health Care—5.4%
13,042		AbbVie, Inc.	2,465,199
3,612	[1]	Align Technology, Inc.	465,984
549	[1]	Alnylam Pharmaceuticals, Inc.	215,340
5,790		Amgen, Inc.	1,708,629
7,913	[1]	AnaptysBio, Inc.	194,264
2,020	[1]	Biogen, Inc.	258,560
1,694		Cardinal Health, Inc.	262,943
3,840		Cencora, Inc.	1,098,547
5,211	[1]	Centene Corp.	135,851
1,010	[1]	Charles River Laboratories International, Inc.	171,336
28,629	[1]	Community Health Systems, Inc.	74,435
20,319	[1]	Dexcom, Inc.	1,641,165
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
51,357	[1]	Elanco Animal Health, Inc.	$ 702,564
285		Elevance Health, Inc.	80,678
2,941		Gilead Sciences, Inc.	330,245
2,122		Humana, Inc.	530,224
7,715	[1]	Illumina, Inc.	792,408
11,363	[1]	Incyte Genomics, Inc.	850,975
4,153		Merck & Co., Inc.	324,432
33,169	[1]	Moderna, Inc.	980,476
5,672	[1]	Omnicell, Inc.	175,889
2,111	[1]	Regeneron Pharmaceuticals, Inc.	1,151,466
724		Teleflex, Inc.	86,518
708	[1]	Vertex Pharmaceuticals, Inc.	323,464
4,663	[1]	Waystar Holding Corp.	172,438
		TOTAL	15,194,030
		Industrials—5.6%
1,571		Allegion PLC	260,660
8,207		Allison Transmission Holdings, Inc.	739,205
12,831		Atmus Filtration Technologies, Inc.	499,254
1,910		Booz Allen Hamilton Holding Corp.	205,000
2,734		C.H. Robinson Worldwide, Inc.	315,285
1,088		GE Aerospace	294,935
6,763	[1]	GE Vernova, Inc.	4,465,541
614		General Dynamics Corp.	191,329
2,095		Lennox International, Inc.	1,275,855
1,393		Lockheed Martin Corp.	586,425
4,245		Paycom Software, Inc.	982,887
17,484		Pitney Bowes, Inc.	198,618
732		Ryder System, Inc.	130,084
6,476	[1]	SPX Technologies, Inc.	1,181,158
806		Trane Technologies PLC	353,092
3,417	[1]	Uber Technologies, Inc.	299,842
6,303	[1]	United Airlines Holdings, Inc.	556,618
22,723		Veralto Corp.	2,382,052
2,822		Verisk Analytics, Inc.	786,520
643		Waste Management, Inc.	147,350
		TOTAL	15,851,710
		Information Technology—16.7%
7,677	[1]	Adobe, Inc.	2,745,986
21,392		Apple, Inc.	4,440,337
492		Applied Materials, Inc.	88,589
2,048	[1]	Arista Networks, Inc.	252,354
13,601		Broadcom, Inc.	3,994,614
4,701	[1]	Cirrus Logic, Inc.	473,438
2,931	[1]	Commvault Systems, Inc.	556,743
2,416	[1]	Credo Technology Group Holding Ltd.	269,505
4,200		Dell Technologies, Inc.	557,298
14,042	[1]	DXC Technology Co.	191,112
12,186	[1]	Enphase Energy, Inc.	394,339
26,341	[1]	Fortinet, Inc.	2,631,466
9,541	[1]	GoDaddy, Inc.	1,541,635
11,792		Hewlett Packard Enterprise Co.	243,976
329		IBM Corp.	83,286
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
5,350	[1]	Life360, Inc.	$ 409,756
1,191		Marvell Technology, Inc.	95,721
2,739		Microchip Technology, Inc.	185,129
17,648		Microsoft Corp.	9,415,208
4,044		NetApp, Inc.	421,102
27,671	[1]	Nutanix, Inc.	2,080,029
41,126		NVIDIA Corp.	7,315,082
1,995	[1]	Onto Innovation, Inc.	189,026
975		Oracle Corp.	247,426
5,126	[1]	Palantir Technologies, Inc.	811,702
4,653	[1]	Palo Alto Networks, Inc.	807,761
5,556		Pegasystems, Inc.	326,193
1,875	[1]	Qorvo, Inc.	156,750
3,465		Qualcomm, Inc.	508,523
482	[1]	Rubrik, Inc.	45,766
5,131		Salesforce, Inc.	1,325,491
12,135		Skyworks Solutions, Inc.	831,733
2,028		TD SYNNEX Corp.	292,823
18,891		Teradyne, Inc.	2,029,460
7,238		Vishay Intertechnology, Inc.	118,631
15,452		Xerox Holdings Corp.	62,581
1,319	[1]	Zoom Communications, Inc.	97,672
2,580	[1]	Zscaler, Inc.	736,745
		TOTAL	46,974,988
		Materials—1.5%
5,618		Alcoa Corp.	168,371
3,051	[1]	Axalta Coating Systems Ltd.	86,404
34,581		Celanese Corp.	1,806,166
2,537		CRH PLC	242,157
3,359		FMC Corp.	131,135
4,793	[1]	Knife River Corp.	395,327
19,455		Newmont Corp.	1,208,156
481		Steel Dynamics, Inc.	61,356
		TOTAL	4,099,072
		Real Estate—2.7%
6,000		Acadia Realty Trust	112,320
3,200		Agree Realty Corp.	229,440
2,400		American Tower Corp.	500,136
3,500		Camden Property Trust	382,200
9,000		Cousins Properties, Inc.	243,900
34,000		DiamondRock Hospitality Co.	262,480
3,050		Digital Realty Trust, Inc.	538,142
1,650		EastGroup Properties, Inc.	269,346
620		Equinix, Inc.	486,806
950		Essex Property Trust, Inc.	247,171
1,000		Extra Space Storage, Inc.	134,360
8,000		Host Hotels & Resorts, Inc.	125,760
10,200		Kite Realty Group Trust	224,196
1,400		Mid-American Apartment Communities, Inc.	199,402
4,200		ProLogis, Inc.	448,476
400		Public Storage	108,776
2,200		Simon Property Group, Inc.	360,338
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
3,300		SL Green Realty Corp.	$ 188,925
30,000		Sunstone Hotel Investors, Inc.	262,500
5,500		Tanger, Inc.	165,110
9,100		Ventas, Inc.	611,338
17,200		VICI Properties, Inc.	560,720
5,400		Welltower, Inc.	891,378
		TOTAL	7,553,220
		Utilities—0.8%
1,948		American Electric Power Co., Inc.	220,397
3,127		Duke Energy Corp.	380,368
15,675		Edison International	816,981
12,848		Exelon Corp.	577,389
1,277		WEC Energy Group, Inc.	139,295
		TOTAL	2,134,430
		TOTAL COMMON STOCKS (IDENTIFIED COST $124,595,963)	158,604,278
		CORPORATE BONDS—8.1%
		Basic Industry - Chemicals—0.0%
$ 6,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	6,159
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	204,317
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,422
		TOTAL	219,739
		Capital Goods - Aerospace & Defense—0.3%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	130,655
250,000		L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	241,413
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	262,771
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,770
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.322% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,044
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,804
		TOTAL	735,457
		Capital Goods - Building Materials—0.1%
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	230,095
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	90,901
		TOTAL	320,996
		Capital Goods - Construction Machinery—0.1%
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	255,477
		Capital Goods - Diversified Manufacturing—0.1%
65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	64,363
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	56,783
200,000		Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	204,898
		TOTAL	326,044
		Capital Goods - Environmental—0.1%
190,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	192,846
		Communications - Cable & Satellite—0.1%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	275,780
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	86,049
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	12,935
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,444
		TOTAL	384,208
		Communications - Media & Entertainment—0.1%
30,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	24,229
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 200,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	$ 194,187
	TOTAL	218,416
	Communications - Telecom Wireless—0.4%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	148,796
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	348,517
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	300,564
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	169,827
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	238,936
	TOTAL	1,206,640
	Communications - Telecom Wirelines—0.2%
275,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	279,001
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,090
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,322
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,746
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	137,240
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	84,939
	TOTAL	521,338
	Consumer Cyclical - Automotive—0.4%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	275,880
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	154,598
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	180,062
225,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	230,762
225,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	228,539
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,857
	TOTAL	1,081,698
	Consumer Cyclical - Retailers—0.1%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	168,579
	Consumer Cyclical - Services—0.1%
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	14,145
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	204,732
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	9,097
	TOTAL	227,974
	Consumer Non-Cyclical - Food/Beverage—0.3%
30,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,106
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	297,480
300,000	Danone S.A., Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	294,246
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	264,488
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	13,304
	TOTAL	898,624
	Consumer Non-Cyclical - Health Care—0.1%
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	112,949
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	306,357
	TOTAL	419,306
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	408,122
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,690
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,829
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,418
	TOTAL	443,059
	Consumer Non-Cyclical - Tobacco—0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	472,524
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.2%
$ 50,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	$ 49,006
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	119,257
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,593
15,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	14,800
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	245,393
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	129,780
	TOTAL	561,829
	Energy - Integrated—0.2%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	133,806
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	296,483
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	169,778
	TOTAL	600,067
	Energy - Midstream—0.5%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	113,577
275,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	272,610
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,291
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	108,774
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	9,860
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	169,041
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,025
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,728
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,416
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	65,468
325,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	327,254
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,226
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,970
250,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	249,048
	TOTAL	1,417,288
	Energy - Refining—0.0%
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	11,656
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,438
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,983
	TOTAL	37,077
	Financial Institution - Banking—1.4%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	356,683
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	297,988
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,986
70,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	71,365
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	147,839
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	168,619
370,000	Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	370,460
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,961
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	77,463
30,000	Comerica, Inc., 3.800%, 7/22/2026	29,734
215,000	FNB Corp. (PA), 5.722%, 12/11/2030	216,569
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	160,491
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,191
150,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	160,379
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	99,673
100,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	89,387
180,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	182,975
105,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	110,105
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 240,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	$ 247,506
165,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	170,562
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,228
160,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	164,593
300,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	314,742
250,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	215,773
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,960
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	205,036
10,000	Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	9,917
	TOTAL	3,930,185
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	79,680
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	69,203
	TOTAL	148,883
	Financial Institution - Finance Companies—0.1%
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,501
	Financial Institution - Insurance - Health—0.2%
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	252,377
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	250,860
	TOTAL	503,237
	Financial Institution - Insurance - Life—0.1%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	306,662
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,640
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,317
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,083
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	53,037
	TOTAL	405,739
	Financial Institution - Insurance - P&C—0.0%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,307
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	42,223
	TOTAL	50,530
	Financial Institution - REIT - Apartment—0.2%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	246,958
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	55,753
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	166,656
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	68,837
	TOTAL	538,204
	Financial Institution - REIT - Healthcare—0.2%
275,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	274,202
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	180,534
	TOTAL	454,736
	Financial Institution - REIT - Office—0.1%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	69,034
200,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2035	201,130
	TOTAL	270,164
	Financial Institution - REIT - Other—0.0%
70,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	70,336
	Financial Institution - REIT - Retail—0.1%
275,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	275,655
	Technology—0.6%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,326
165,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	167,250
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	$ 52,400
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	211,516
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	17,960
171,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	172,499
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	105,590
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,703
75,000	Micron Technology, Inc., Sr. Unsecd. Note, 6.050%, 11/1/2035	78,099
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,622
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,146
200,000	Oracle Corp., Sr. Unsecd. Note, 6.125%, 8/3/2065	196,636
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	538,382
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	155,115
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	69,667
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,194
	TOTAL	1,804,105
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	221,894
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	14,893
20,000	FedEx Corp., Sr. Unsecd. Note, 144A, 3.900%, 2/1/2035	17,872
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	215,027
275,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	280,025
	TOTAL	527,817
	Utility - Electric—0.8%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	129,217
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	86,492
70,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	68,933
300,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	299,211
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	115,824
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	168,422
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	198,277
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	109,730
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	29,540
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	199,636
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	247,077
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	173,122
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	238,708
103,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	89,639
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	172,493
	TOTAL	2,326,321
	Utility - Natural Gas Distributor—0.1%
300,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	306,036
	Utility - Other—0.0%
125,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	128,609
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,550,179)	22,904,297
	U.S. TREASURIES—7.6%
	Treasury Inflation-Indexed Note—0.1%
280,932	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	284,502
	U.S. Treasury Bond—2.0%
340,000	United States Treasury Bond, 2.250%, 2/15/2052	204,405
125,000	United States Treasury Bond, 3.000%, 8/15/2052	88,797
50,000	United States Treasury Bond, 3.250%, 5/15/2042	40,881
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bond—continued
$ 225,000		United States Treasury Bond, 3.375%, 8/15/2042	$ 186,625
350,000		United States Treasury Bond, 4.125%, 8/15/2053	307,886
475,000		United States Treasury Bond, 4.250%, 8/15/2054	426,883
675,000		United States Treasury Bond, 4.500%, 11/15/2054	632,921
1,875,000		United States Treasury Bond, 4.625%, 2/15/2055	1,795,393
1,930,000		United States Treasury Bond, 4.750%, 5/15/2055	1,886,805
		TOTAL	5,570,596
		U.S. Treasury Note—5.5%
500,000		United States Treasury Note, 2.375%, 3/31/2029	473,915
500,000		United States Treasury Note, 2.750%, 5/31/2029	479,428
550,000		United States Treasury Note, 3.125%, 8/31/2029	533,549
950,000		United States Treasury Note, 3.750%, 4/30/2027	946,284
675,000		United States Treasury Note, 3.750%, 6/30/2027	672,478
350,000		United States Treasury Note, 3.875%, 6/15/2028	349,952
1,320,000		United States Treasury Note, 3.875%, 6/30/2030	1,315,259
1,100,000		United States Treasury Note, 4.000%, 2/28/2030	1,102,938
1,425,000		United States Treasury Note, 4.000%, 3/31/2030	1,428,185
100,000		United States Treasury Note, 4.000%, 7/31/2030	100,123
175,000		United States Treasury Note, 4.000%, 6/30/2032	173,543
55,000		United States Treasury Note, 4.000%, 2/15/2034	53,929
350,000		United States Treasury Note, 4.125%, 2/28/2027	350,541
295,000		United States Treasury Note, 4.125%, 7/31/2028	296,964
1,675,000		United States Treasury Note, 4.125%, 10/31/2029	1,687,558
900,000		United States Treasury Note, 4.125%, 2/29/2032	900,534
1,760,000	[3]	United States Treasury Note, 4.250%, 11/15/2034	1,749,033
850,000		United States Treasury Note, 4.250%, 5/15/2035	842,429
500,000		United States Treasury Note, 4.375%, 12/31/2029	508,751
350,000		United States Treasury Note, 4.375%, 11/30/2030	356,264
75,000		United States Treasury Note, 4.375%, 5/15/2034	75,449
400,000		United States Treasury Note, 4.500%, 12/31/2031	408,910
300,000		United States Treasury Note, 4.625%, 4/30/2031	308,945
320,000		United States Treasury Note, 4.625%, 2/15/2035	326,904
		TOTAL	15,441,865
		TOTAL U.S. TREASURIES (IDENTIFIED COST $21,597,761)	21,296,963
		ASSET-BACKED SECURITIES—2.7%
		Auto Receivables—1.3%
285,000		BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	284,545
300,000		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	302,423
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	307,833
300,000		General Motors 2024-2A, Class B, 5.350%, 3/15/2031	300,182
250,000		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	251,628
150,000		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	151,451
100,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	100,032
225,000		PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	225,432
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	301,362
250,000		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	254,296
231,882		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	232,048
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	229,486
250,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class A4, 4.500%, 3/20/2029	250,300
250,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	250,240
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	254,199
		TOTAL	3,695,457
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—0.3%
$ 345,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	$ 346,525
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	381,410
		TOTAL	727,935
		Equipment Lease—0.9%
200,000		Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	200,479
185,000		Dell Equipment Finance Trust 2025-1, Class A3, 4.610%, 2/24/2031	186,123
300,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	305,910
300,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	309,609
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	202,087
280,000		Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	279,390
400,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	405,652
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	304,458
300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	305,603
		TOTAL	2,499,311
		Other—0.2%
225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	226,540
300,000		PFS Financing Corp. 2024-F, Class A, 4.750%, 8/15/2029	302,638
		TOTAL	529,178
		Student Loans—0.0%
128,337		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	117,132
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,528,985)	7,569,013
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
		Federal Home Loan Mortgage Corporation—0.9%
1,096		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,127
226,344	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 5.350% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	225,821
288,787	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 5.450% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	289,057
178,320	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.550% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	178,098
153,650	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.550% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	153,484
360,902	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.500% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	361,350
182,756	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 5.550% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	182,412
179,721	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 5.350% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	177,753
375,228	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.500% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	374,029
747,822	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.400% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	745,605
		TOTAL	2,688,736
		Federal National Mortgage Association—0.3%
78		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	78
349,929	[2]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.550% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	349,300
375,083	[2]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.450% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	374,494
		TOTAL	723,872
		Non-Agency Mortgage—0.1%
4		Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 8.830%, 3/25/2031	4
340,716		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	298,752
		TOTAL	298,756
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,728,442)	3,711,364
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.2%
		Commercial Mortgage—0.8%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	155,959
300,000		Bank 2024-BNK48, Class A4, 4.775%, 8/15/2034	293,532
249,385		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	255,981
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 250,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	$ 251,314
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	209,093
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	200,042
300,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	303,902
250,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.934% (CME Term SOFR 1 Month +1.593%), 11/15/2039	250,235
225,000	[2]	ORL Trust 2024-GLKS, Class A, 5.834% (CME Term SOFR 1 Month +1.492%), 12/15/2039	225,000
		TOTAL	2,145,058
		Federal Home Loan Mortgage Corporation—0.3%
206,877		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	194,890
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	254,710
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	342,607
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	204,484
		TOTAL	996,691
		Financial Institution - REIT - Other—0.1%
225,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	229,701
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,393,003)	3,371,450
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
16,744		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	15,914
		Federal National Mortgage Association—0.1%
4,013		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	4,117
402		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	411
16,655		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	15,992
30,467		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	28,348
21,636		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	21,308
10,662		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	9,612
12,885		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	11,616
3,494		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	3,430
12,058		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	11,325
6,900		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,049
9,010		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	8,186
11,271		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	10,255
8,311		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	7,223
5,594		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	5,076
17,987		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	15,835
8,076		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	7,336
11,730		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	11,787
14,514		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	14,283
18,073		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	16,272
13,747		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	13,168
		TOTAL	221,629
		Government National Mortgage Association—0.0%
10,154		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	9,390
6,505		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	6,188
		TOTAL	15,578
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $276,627)	253,121
		MUNICIPAL BOND—0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,031)	30,483
		EXCHANGE-TRADED FUNDS—6.2%
79,200		iShares Core MSCI Emerging Markets ETF	4,778,136
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	EXCHANGE-TRADED FUNDS—continued
145,200	iShares MSCI EAFE ETF	$ 12,707,904
	Total Exchange-Traded Funds (IDENTIFIED COST $15,907,282)	17,486,040
	INVESTMENT COMPANIES—16.5%
320,659	Bank Loan Core Fund	2,754,459
369,055	Emerging Markets Core Fund	3,284,591
8,948,486	Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[4]	8,948,486
464,192	High Yield Bond Core Fund	2,641,252
2,545,738	Mortgage Core Fund	21,002,335
874,093	Project and Trade Finance Core Fund	7,796,906
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $47,307,920)	46,428,029
	TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $247,918,193)[5]	281,655,038
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(130,429)
	NET ASSETS—100%	$281,524,609
At July 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$114,188	September 2025	$2,897
United States Treasury Notes 2-Year Long Futures	165	$34,152,422	September 2025	$(87,279)
United States Treasury Notes 5-Year Long Futures	45	$4,867,734	September 2025	$13,860
United States Treasury Notes 10-Year Long Futures	10	$1,110,625	September 2025	$790
United States Treasury Notes 10-Year Ultra Long Futures	18	$2,035,406	September 2025	$3,756
Short Futures:
United States Treasury Ultra Bond Short Futures	7	$821,187	September 2025	$9,827
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(56,149)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Affiliates	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2025	Shares Held as of 7/31/2025	Dividend Income
Bank Loan Core Fund	$1,736,624	$4,809,414	$(3,741,000)	$9,048	$(59,627)	$2,754,459	320,659	$150,413
Emerging Markets Core Fund	$4,261,538	$2,355,829	$(3,501,400)	$(106,449)	$275,073	$3,284,591	369,055	$198,825
Federated Hermes Government Obligations Fund, Premier Shares*	$4,577,775	$226,668,160	$(222,297,449)	$—	$—	$8,948,486	8,948,486	$466,880
High Yield Bond Core Fund	$2,108,468	$2,661,122	$(2,210,000)	$77,270	$4,392	$2,641,252	464,192	$150,709
Mortgage Core Fund	$22,210,294	$6,729,301	$(7,664,400)	$763,372	$(1,036,232)	$21,002,335	2,545,738	$1,006,801
Project and Trade Finance Core Fund	$4,822,111	$2,916,249	$—	$58,546	$—	$7,796,906	874,093	$424,249
TOTAL OF AFFILIATED TRANSACTIONS	$39,716,810	$246,140,075	$(239,414,249)	$801,787	$(816,394)	$46,428,029	13,522,223	$2,397,877

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $249,295,518.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Financial Statements and Additional Information

Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$153,193,164	$—	$—	$153,193,164
International	5,411,114	—	—	5,411,114
Debt Securities:
Corporate Bonds	—	22,904,297	—	22,904,297
U.S. Treasuries	—	21,296,963	—	21,296,963
Asset-Backed Securities	—	7,569,013	—	7,569,013
Collateralized Mortgage Obligations	—	3,711,364	—	3,711,364
Commercial Mortgage-Backed Securities	—	3,371,450	—	3,371,450
Mortgage-Backed Securities	—	253,121	—	253,121
Municipal Bond	—	30,483	—	30,483
Exchange-Traded Funds	17,486,040	—	—	17,486,040
Investment Companies	38,631,123	—	—	38,631,123
Other Investments[1]	—	—	—	7,796,906
TOTAL SECURITIES	$214,721,441	$59,136,691	$—	$281,655,038
Other Financial Instruments:[2]
Assets	$31,130	$—	$—	$31,130
Liabilities	(87,279)	—	—	(87,279)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(56,149)	$—	$—	$(56,149)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $7,796,906 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.38	$19.51	$19.57	$23.18	$19.59
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.30	0.28	0.16	0.16
Net realized and unrealized gain (loss)	2.53	2.86	0.85	(1.60)	4.30
Total From Investment Operations	2.86	3.16	1.13	(1.44)	4.46
Less Distributions:
Distributions from net investment income	(0.31)	(0.29)	(0.09)	(0.13)	(0.07)
Distributions from net realized gain	(1.96)	—	(1.10)	(2.04)	(0.80)
Total Distributions	(2.27)	(0.29)	(1.19)	(2.17)	(0.87)
Net Asset Value, End of Period	$22.97	$22.38	$19.51	$19.57	$23.18
Total Return[2]	13.31%	16.36%	6.28%	(7.05)%	23.31%
Ratios to Average Net Assets:
Net expenses[3]	1.30%	1.31%	1.31%	1.30%	1.31%
Net investment income	1.47%	1.46%	1.48%	0.73%	0.77%
Expense waiver/reimbursement[4]	0.00%[5]	0.01%	0.04%	0.01%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$151,074	$130,833	$115,519	$114,889	$124,559
Portfolio turnover[6]	82%	68%	104%	110%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.81	$19.02	$19.16	$22.78	$19.35
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.14	0.14	(0.01)	0.00[2]
Net realized and unrealized gain (loss)	2.46	2.78	0.82	(1.57)	4.23
Total From Investment Operations	2.61	2.92	0.96	(1.58)	4.23
Less Distributions:
Distributions from net investment income	(0.15)	(0.13)	—	—	—
Distributions from net realized gain	(1.96)	—	(1.10)	(2.04)	(0.80)
Total Distributions	(2.11)	(0.13)	(1.10)	(2.04)	(0.80)
Net Asset Value, End of Period	$22.31	$21.81	$19.02	$19.16	$22.78
Total Return[3]	12.44%	15.46%	5.45%	(7.76)%	22.37%
Ratios to Average Net Assets:
Net expenses[4]	2.08%	2.08%	2.10%	2.06%	2.06%
Net investment income (loss)	0.69%	0.70%	0.69%	(0.05)%	0.01%
Expense waiver/reimbursement[5]	0.00%[6]	0.00%[6]	0.01%	0.01%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,267	$12,272	$11,890	$13,503	$16,941
Portfolio turnover[7]	82%	68%	104%	110%	61%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.47	$19.62	$19.67	$23.28	$19.67
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.35	0.33	0.21	0.22
Net realized and unrealized gain (loss)	2.55	2.87	0.86	(1.60)	4.30
Total From Investment Operations	2.93	3.22	1.19	(1.39)	4.52
Less Distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.14)	(0.18)	(0.11)
Distributions from net realized gain	(1.96)	—	(1.10)	(2.04)	(0.80)
Total Distributions	(2.32)	(0.37)	(1.24)	(2.22)	(0.91)
Net Asset Value, End of Period	$23.08	$22.47	$19.62	$19.67	$23.28
Total Return[2]	13.60%	16.62%	6.57%	(6.82)%	23.59%
Ratios to Average Net Assets:
Net expenses[3]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	1.71%	1.72%	1.74%	0.97%	1.02%
Expense waiver/reimbursement[4]	0.02%	0.02%	0.04%	0.01%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,413	$81,187	$69,433	$65,157	$73,997
Portfolio turnover[5]	82%	68%	104%	110%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.40	$19.56	$19.63	$23.24	$19.61
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.36	0.32	0.22	0.22
Net realized and unrealized gain (loss)	2.55	2.85	0.87	(1.61)	4.31
Total From Investment Operations	2.94	3.21	1.19	(1.39)	4.53
Less Distributions:
Distributions from net investment income	(0.37)	(0.37)	(0.16)	(0.18)	(0.10)
Distributions from net realized gain	(1.96)	—	(1.10)	(2.04)	(0.80)
Total Distributions	(2.33)	(0.37)	(1.26)	(2.22)	(0.90)
Net Asset Value, End of Period	$23.01	$22.40	$19.56	$19.63	$23.24
Total Return[2]	13.70%	16.66%	6.59%	(6.81)%	23.70%
Ratios to Average Net Assets:
Net expenses[3]	1.02%	1.02%	1.04%	1.01%	1.05%
Net investment income	1.77%	1.75%	1.76%	1.05%	1.03%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.01%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,769	$3,279	$2,648	$2,286	$1,836
Portfolio turnover[6]	82%	68%	104%	110%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in securities, at value including $46,428,029 of investments in affiliated holdings* (identified cost $247,918,193, including $47,307,920 of identified cost in affiliated holdings)	$281,655,038
Income receivable	765,371
Income receivable from affiliated holdings	35,670
Receivable for investments sold	762,097
Receivable for shares sold	257,131
Total Assets	283,475,307
Liabilities:
Payable for investments purchased	1,225,170
Payable for shares redeemed	438,344
Payable for variation margin on futures contracts	12,304
Payable for investment adviser fee (Note 5)	5,796
Payable for administrative fee (Note 5)	600
Payable for auditing fees	40,291
Payable for share registration costs	47,942
Payable for transfer agent fees (Note 2)	24,902
Payable for distribution services fee (Note 5)	9,605
Payable for other service fees (Notes 2 and 5)	66,324
Accrued expenses (Note 5)	79,420
Total Liabilities	1,950,698
Net assets for 12,254,891 shares outstanding	$281,524,609
Net Assets Consist of:
Paid-in capital	$230,743,910
Total distributable earnings (loss)	50,780,699
Net Assets	$281,524,609
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($151,074,297 ÷ 6,577,141 shares outstanding), no par value, unlimited shares authorized	$22.97
Offering price per share (100/95.50 of $22.97)	$24.05
Redemption proceeds per share	$22.97
Class C Shares:
Net asset value per share ($15,267,494 ÷ 684,302 shares outstanding), no par value, unlimited shares authorized	$22.31
Offering price per share	$22.31
Redemption proceeds per share (99.00/100 of $22.31)	$22.09
Institutional Shares:
Net asset value per share ($99,413,474 ÷ 4,307,986 shares outstanding), no par value, unlimited shares authorized	$23.08
Offering price per share	$23.08
Redemption proceeds per share	$23.08
Class R6 Shares:
Net asset value per share ($15,769,344 ÷ 685,462 shares outstanding), no par value, unlimited shares authorized	$23.01
Offering price per share	$23.01
Redemption proceeds per share	$23.01

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Dividends (including $2,290,615 received from affiliated holdings* and net of foreign taxes withheld of $2,895)	$4,371,157
Interest	2,562,623
Net income on securities loaned (includes $107,262 earned from affiliated holdings related to cash collateral balances) (Note 2)	3,598
TOTAL INCOME	6,937,378
Expenses:
Investment adviser fee (Note 5)	1,877,703
Administrative fee (Note 5)	204,304
Custodian fees	36,186
Transfer agent fees (Note 2)	225,637
Directors’/Trustees’ fees (Note 5)	2,640
Auditing fees	41,041
Legal fees	13,426
Portfolio accounting fees	126,854
Distribution services fee (Note 5)	99,949
Other service fees (Notes 2 and 5)	361,559
Share registration costs	87,926
Printing and postage	47,433
Miscellaneous (Note 5)	29,485
TOTAL EXPENSES	3,154,143
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(6,726)
Reimbursements of other operating expenses (Notes 2 and 5)	(16,452)
TOTAL REIMBURSEMENTS	(23,178)
Net expenses	3,130,965
Net investment income	3,806,413
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(816,394) on sales of investments in affiliated holdings*)	23,343,730
Net realized gain on foreign currency transactions	517
Net realized loss on futures contracts	(23,714)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $801,787 on investments in affiliated holdings*)	4,904,317
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	115
Net change in unrealized appreciation of futures contracts	(286,532)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	27,938,433
Change in net assets resulting from operations	$31,744,846

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,806,413	$3,152,943
Net realized gain (loss)	23,320,533	13,831,423
Net change in unrealized appreciation/depreciation	4,617,900	15,320,437
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,744,846	32,304,803
Distributions to Shareholders:
Class A Shares	(13,282,003)	(1,681,293)
Class C Shares	(1,193,607)	(80,791)
Institutional Shares	(9,038,895)	(1,302,381)
Class R6 Shares	(349,350)	(50,698)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,863,855)	(3,115,163)
Share Transactions:
Proceeds from sale of shares	75,322,293	36,417,822
Net asset value of shares issued to shareholders in payment of distributions declared	23,238,496	3,020,046
Cost of shares redeemed	(52,487,147)	(40,547,860)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,073,642	(1,109,992)
Change in net assets	53,954,633	28,079,648
Net Assets:
Beginning of period	227,569,976	199,490,328
End of period	$281,524,609	$227,569,976
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $23,178 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$118,807	$—
Class C Shares	13,169	—
Institutional Shares	91,206	(16,452)
Class R6 Shares	2,455	—
TOTAL	$225,637	$(16,452)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$328,396
Class C Shares	33,163
TOTAL	$361,559
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency, duration, market, security and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $27,911,919 and $809,700, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund
Annual Financial Statements and Additional Information

on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of July 31, 2025, the Fund had no securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$56,149*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(23,714)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(286,532)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,123,636	$24,782,310	734,253	$14,857,743
Shares issued to shareholders in payment of distributions declared	580,962	12,838,576	81,106	1,616,440
Shares redeemed	(974,496)	(21,636,858)	(888,595)	(18,059,238)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	730,102	$15,984,028	(73,236)	$(1,585,055)
Annual Financial Statements and Additional Information

	Year Ended 7/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	244,632	$5,274,772	131,761	$2,566,923
Shares issued to shareholders in payment of distributions declared	52,980	1,136,699	3,959	77,287
Shares redeemed	(176,009)	(3,833,123)	(198,056)	(3,855,520)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	121,603	$2,578,348	(62,336)	$(1,211,310)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,435,513	$32,243,774	885,012	$18,230,864
Shares issued to shareholders in payment of distributions declared	401,466	8,913,886	63,702	1,275,623
Shares redeemed	(1,142,633)	(25,209,362)	(874,274)	(18,044,954)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	694,346	$15,948,298	74,440	$1,461,533
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	606,064	$13,021,437	37,764	$762,292
Shares issued to shareholders in payment of distributions declared	15,786	349,335	2,539	50,696
Shares redeemed	(82,743)	(1,807,804)	(29,319)	(588,148)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	539,107	$11,562,968	10,984	$224,840
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,085,158	$46,073,642	(50,148)	$(1,109,992)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$4,068,918	$3,115,163
Long-term capital gains	$19,794,937	$—
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,681,727
Net unrealized appreciation	$32,359,520
Undistributed long-term capital gains	$16,739,452
TOTAL	$50,780,699
At July 31, 2025, the cost of investments for federal tax purposes was $249,295,518. The net unrealized appreciation of investments for federal tax purposes was $32,359,520. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $39,111,748 and unrealized depreciation from investments for those securities having an excess of cost over value of $6,752,228. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, outstanding straddle loss deferrals and mark to market of futures contracts.
At July 31, 2025, for federal income tax purposes, the Fund had $601 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily reimbursed $16,452 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2025, the Adviser reimbursed $6,726.
Annual Financial Statements and Additional Information

Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2025, the Sub-Adviser earned a fee of $220,737.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$99,949
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2025, FSC retained $21,986 of fees paid by the Fund. For the year ended July 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2025, FSC retained $13,772 in sales charges from the sale of Class A Shares. FSC also retained $871 of CDSC relating to redemptions of Class A Shares and $2,911 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the year ended July 31, 2025, FSSC received $18,110 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2025, were as follows:
Purchases	$177,540,269
Sales	$174,592,765
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2025, the Fund had no outstanding loans. During the year ended July 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2025, 49.09% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2025, 42.27% qualify for the dividend received deduction available to corporate shareholders.
For the year ended July 31, 2025, 57.73% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
For the year ended July 31, 2025, the amount of long-term capital gains designated by the Fund was $19,794,937.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT BALANCED FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Balanced Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Balanced Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
37326 (9/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	A | QALGX	C | QCLGX	Institutional | QILGX	R6 | QRLGX

Federated Hermes MDT Large Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Shares			Value
		COMMON STOCKS—97.5%
		Communication Services—11.9%
606,191		Alphabet, Inc., Class A	$ 116,328,053
26,105	[1]	Live Nation Entertainment, Inc.	3,855,708
186,900		Meta Platforms, Inc.	144,555,936
43,615	[1]	Netflix, Inc.	50,567,231
316,239	[1]	ROBLOX Corp.	43,574,572
52,907	[1]	Spotify Technology S.A.	33,148,352
228,382	[1]	ZoomInfo Technologies, Inc.	2,473,377
		TOTAL	394,503,229
		Consumer Discretionary—12.1%
27,722	[1]	Airbnb, Inc.	3,670,670
648,392	[1]	Amazon.com, Inc.	151,795,051
1,148		Booking Holdings, Inc.	6,318,661
125,608	[1]	Deckers Outdoor Corp.	13,335,801
5,365		Domino’s Pizza, Inc.	2,485,122
148,147	[1]	DoorDash, Inc.	37,073,787
80,551		eBay, Inc.	7,390,554
300,577	[1]	Five Below, Inc.	41,034,772
25,110		Flutter Entertainment PLC	7,589,749
18,977	[1]	Lululemon Athletica, Inc.	3,805,458
138,503	[1]	Norwegian Cruise Line Holdings Ltd.	3,540,137
42,270	[1]	O’Reilly Automotive, Inc.	4,155,986
20,838		Royal Caribbean Cruises Ltd.	6,623,775
111,045	[1]	SharkNinja, Inc.	12,892,325
164,034	[1]	Tesla, Inc.	50,566,761
83,079		TJX Cos., Inc.	10,345,828
621,828	[1]	Viking Holdings Ltd.	36,513,740
17,402		Yum! Brands, Inc.	2,508,498
		TOTAL	401,646,675
		Consumer Staples—3.0%
75,293		Costco Wholesale Corp.	70,748,315
211,940		Estee Lauder Cos., Inc., Class A	19,782,480
195,918	[1]	Maplebear, Inc.	9,398,186
		TOTAL	99,928,981
		Energy—0.1%
65,706		Weatherford International PLC	3,715,674
		Financials—5.6%
78,035		Ameriprise Financial, Inc.	40,436,957
29,225	[1]	Arch Capital Group Ltd.	2,515,103
24,878		Goldman Sachs Group, Inc.	18,001,472
75,334		Mastercard, Inc.	42,674,451
9,645		Moody’s Corp.	4,974,216
36,457		Morgan Stanley	5,193,664
78,818		Progressive Corp., OH	19,077,109
56,130		Ryan Specialty Group Holdings, Inc.	3,434,595
149,311		Visa, Inc., Class A	51,582,471
		TOTAL	187,890,038
		Health Care—7.0%
298,960		AbbVie, Inc.	56,509,419
78,631	[1]	Align Technology, Inc.	10,144,185
6,521	[1]	Alnylam Pharmaceuticals, Inc.	2,557,797
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
96,498		Amgen, Inc.	$ 28,476,560
40,016		Cardinal Health, Inc.	6,211,283
62,065		Cencora, Inc.	17,755,555
330,858	[1]	Dexcom, Inc.	26,723,401
11,214		Eli Lilly & Co.	8,299,145
79,029	[1]	Illumina, Inc.	8,117,069
81,007	[1]	Incyte Genomics, Inc.	6,066,614
7,091	[1]	Intuitive Surgical, Inc.	3,411,409
175,516		Merck & Co., Inc.	13,711,310
60,215	[1]	Regeneron Pharmaceuticals, Inc.	32,844,874
23,862	[1]	Vertex Pharmaceuticals, Inc.	10,901,832
		TOTAL	231,730,453
		Industrials—6.6%
131,300		Allison Transmission Holdings, Inc.	11,826,191
35,562		Cintas Corp.	7,914,323
15,269		GE Aerospace	4,139,121
153,556	[1]	GE Vernova, Inc.	101,391,491
9,472		Lockheed Martin Corp.	3,987,523
63,644		Paycom Software, Inc.	14,736,132
14,169		Trane Technologies PLC	6,207,155
247,472	[1]	Uber Technologies, Inc.	21,715,668
416,859		Veralto Corp.	43,699,329
10,710		Verisk Analytics, Inc.	2,984,984
		TOTAL	218,601,917
		Information Technology—49.9%
238,812	[1]	Adobe, Inc.	85,420,664
68,701	[1]	Advanced Micro Devices, Inc.	12,112,673
97,669		Amphenol Corp., Class A	10,402,725
890,520		Apple, Inc.	184,845,236
79,238		Applied Materials, Inc.	14,267,594
20,510	[1]	AppLovin Corp.	8,013,257
154,347	[1]	Arista Networks, Inc.	19,018,637
35,908	[1]	Autodesk, Inc.	10,884,074
521,688		Broadcom, Inc.	153,219,766
43,014	[1]	Crowdstrike Holdings, Inc.	19,552,874
213,343		Dell Technologies, Inc.	28,308,483
153,142	[1]	Enphase Energy, Inc.	4,955,675
36,196	[1]	EPAM Systems, Inc.	5,708,471
574,838	[1]	Fortinet, Inc.	57,426,316
178,090	[1]	GoDaddy, Inc.	28,775,782
11,407	[1]	Guidewire Software, Inc.	2,580,492
14,373		Intuit, Inc.	11,284,673
21,828		KLA Corp.	19,187,467
81,612		Lam Research Corp.	7,740,082
252,074		Marvell Technology, Inc.	20,259,187
523,244		Microsoft Corp.	279,150,674
170,655		NetApp, Inc.	17,770,305
395,768	[1]	Nutanix, Inc.	29,749,881
1,575,742		NVIDIA Corp.	280,277,230
20,701	[1]	Onto Innovation, Inc.	1,961,420
188,382		Oracle Corp.	47,805,700
201,377	[1]	Palantir Technologies, Inc.	31,888,048
220,248	[1]	Palo Alto Networks, Inc.	38,235,053
108,609	[1]	Pure Storage, Inc.	6,464,408
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
288,757		Qualcomm, Inc.	$ 42,377,977
141,704	[1]	Rubrik, Inc.	13,454,795
208,964		Salesforce, Inc.	53,981,670
10,471	[1]	ServiceNow, Inc.	9,875,410
77,260	[1]	Snowflake, Inc.	17,267,610
419,702		Teradyne, Inc.	45,088,586
139,659	[1]	Zscaler, Inc.	39,881,024
		TOTAL	1,659,193,919
		Materials—0.9%
591,812		Celanese Corp.	30,910,341
		Utilities—0.4%
68,415		Vistra Corp.	14,267,264
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,488,844,543)	3,242,388,491
		INVESTMENT COMPANY—2.3%
75,787,511		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[2] (IDENTIFIED COST $75,787,511)	75,787,511
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $2,564,632,054)[3]	3,318,176,002
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	6,710,976
		NET ASSETS—100%	$3,324,886,978
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2024	$33,055,652
Purchases at Cost	$661,406,594
Proceeds from Sales	$(618,674,735)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$75,787,511
Shares Held as of 7/31/2025	75,787,511
Dividend Income	$2,374,997

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $2,573,116,760.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At July 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.74	$24.17	$23.32	$31.22	$25.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.04)	0.01	(0.08)	(0.07)
Net realized and unrealized gain (loss)	7.76	7.02	3.59	(1.89)	8.36
Total From Investment Operations	7.66	6.98	3.60	(1.97)	8.29
Less Distributions:
Distributions from net realized gain	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)
Net Asset Value, End of Period	$37.18	$30.74	$24.17	$23.32	$31.22
Total Return[2]	25.16%	29.25%	18.56%	(8.93)%	35.00%
Ratios to Average Net Assets:
Net expenses[3]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income (loss)	(0.31)%	(0.15)%	0.03%	(0.30)%	(0.27)%
Expense waiver/reimbursement[4]	0.12%	0.23%	0.29%	0.33%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$377,688	$247,412	$146,478	$106,863	$123,486
Portfolio turnover[5]	58%	58%	116%	147%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.08	$18.38	$18.56	$26.16	$21.43
Income From Investment Operations:
Net investment income (loss)[1]	(0.26)	(0.18)	(0.12)	(0.23)	(0.23)
Net realized and unrealized gain (loss)	5.78	5.29	2.69	(1.44)	7.06
Total From Investment Operations	5.52	5.11	2.57	(1.67)	6.83
Less Distributions:
Distributions from net realized gain	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)
Net Asset Value, End of Period	$27.38	$23.08	$18.38	$18.56	$26.16
Total Return[2]	24.22%	28.27%	17.69%	(9.60)%	34.01%
Ratios to Average Net Assets:
Net expenses[3]	1.74%	1.74%	1.74%	1.74%	1.74%
Net investment income (loss)	(1.06)%	(0.90)%	(0.73)%	(1.05)%	(1.02)%
Expense waiver/reimbursement[4]	0.12%	0.23%	0.29%	0.33%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,824	$33,774	$20,413	$14,743	$17,671
Portfolio turnover[5]	58%	58%	116%	147%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.68	$26.39	$25.13	$33.14	$26.39
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.03	0.06	(0.01)	0.00[2]
Net realized and unrealized gain (loss)	8.53	7.67	3.95	(2.07)	8.85
Total From Investment Operations	8.51	7.70	4.01	(2.08)	8.85
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.00)[2]	—	—	—
Distributions from net realized gain	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)
Total Distributions	(1.22)	(0.41)	(2.75)	(5.93)	(2.10)
Net Asset Value, End of Period	$40.97	$33.68	$26.39	$25.13	$33.14
Total Return[3]	25.51%	29.54%	18.88%	(8.72)%	35.33%
Ratios to Average Net Assets:
Net expenses[4]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income (loss)	(0.06)%	0.09%	0.24%	(0.04)%	0.01%
Expense waiver/reimbursement[5]	0.13%	0.24%	0.28%	0.33%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,596,516	$1,226,156	$434,306	$74,192	$53,631
Portfolio turnover[6]	58%	58%	116%	147%	39%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2025	Period Ended 7/31/2024[1]
Net Asset Value, Beginning of Period	$33.68	$33.20
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)	(0.00)[3]
Net realized and unrealized gain (loss)	8.53	0.48
Total From Investment Operations	8.50	0.48
Less Distributions:
Distributions from net investment income	(0.00)[3]	—
Distributions from net realized gain	(1.22)	—
Total Distributions	(1.22)	—
Net Asset Value, End of Period	$40.96	$33.68
Total Return[4]	25.48%	1.45%
Ratios to Average Net Assets:
Net expenses[5]	0.71%	0.71%[6]
Net investment income (loss)	(0.07)%	(0.00)%[6,7]
Expense waiver/reimbursement[8]	0.08%	0.25%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$292,858	$51
Portfolio turnover[9]	58%	58%[10]

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	Represents less than 0.01%.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Securities that mature are considered sales for purposes of this calculation.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended July 31, 2024.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in securities, at value including $75,787,511 of investments in affiliated holdings* (identified cost $2,564,632,054, including $75,787,511 of identified cost in affiliated holdings)	$3,318,176,002
Income receivable	622,450
Income receivable from affiliated holdings	264,522
Receivable for investments sold	16,043,098
Receivable for shares sold	10,400,899
Total Assets	3,345,506,971
Liabilities:
Payable for investments purchased	16,563,925
Payable for shares redeemed	3,140,166
Payable for investment adviser fee (Note 5)	51,617
Payable for administrative fee (Note 5)	7,058
Payable for distribution services fee (Note 5)	35,597
Payable for other service fees (Notes 2 and 5)	160,422
Accrued expenses (Note 5)	661,208
Total Liabilities	20,619,993
Net assets for 82,797,708 shares outstanding	$3,324,886,978
Net Assets Consist of:
Paid-in capital	$2,473,091,579
Total distributable earnings (loss)	851,795,399
Net Assets	$3,324,886,978
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($377,688,046 ÷ 10,158,407 shares outstanding), no par value, unlimited shares authorized	$37.18
Offering price per share (100/94.50 of $37.18)	$39.34
Redemption proceeds per share	$37.18
Class C Shares:
Net asset value per share ($57,824,264 ÷ 2,111,711 shares outstanding), no par value, unlimited shares authorized	$27.38
Offering price per share	$27.38
Redemption proceeds per share (99.00/100 of $27.38)	$27.11
Institutional Shares:
Net asset value per share ($2,596,516,288 ÷ 63,378,469 shares outstanding), no par value, unlimited shares authorized	$40.97
Offering price per share	$40.97
Redemption proceeds per share	$40.97
Class R6 Shares:
Net asset value per share ($292,858,380 ÷ 7,149,121 shares outstanding), no par value, unlimited shares authorized	$40.96
Offering price per share	$40.96
Redemption proceeds per share	$40.96

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Dividends (including $2,374,997 received from affiliated holdings*)	$15,291,234
Expenses:
Investment adviser fee (Note 5)	14,817,605
Administrative fee (Note 5)	1,736,083
Custodian fees	78,276
Transfer agent fees (Note 2)	2,028,562
Directors’/Trustees’ fees (Note 5)	10,526
Auditing fees	41,248
Legal fees	12,329
Portfolio accounting fees	205,245
Distribution services fee (Note 5)	318,968
Other service fees (Notes 2 and 5)	876,788
Share registration costs	427,483
Printing and postage	163,071
Miscellaneous (Note 5)	33,078
TOTAL EXPENSES	20,749,262
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,777,136)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,131,354)
TOTAL WAIVER AND REIMBURSEMENTS	(2,908,490)
Net expenses	17,840,772
Net investment income (loss)	(2,549,538)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	110,963,888
Net change in unrealized appreciation of investments	434,432,319
Net realized and unrealized gain (loss) on investments	545,396,207
Change in net assets resulting from operations	$542,846,669

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,549,538)	$122,063
Net realized gain (loss)	110,963,888	61,378,218
Net change in unrealized appreciation/depreciation	434,432,319	186,526,993
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	542,846,669	248,027,274
Distributions to Shareholders:
Class A Shares	(10,758,500)	(2,726,466)
Class C Shares	(1,843,986)	(487,546)
Institutional Shares	(51,590,394)	(8,440,756)
Class R6 Shares[1]	(2,518,561)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(66,711,441)	(11,654,768)
Share Transactions:
Proceeds from sale of shares	1,962,504,301	893,266,718
Net asset value of shares issued to shareholders in payment of distributions declared	65,025,116	11,428,374
Cost of shares redeemed	(686,170,826)	(234,871,421)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,341,358,591	669,823,671
Change in net assets	1,817,493,819	906,196,177
Net Assets:
Beginning of period	1,507,393,159	601,196,982
End of period	$3,324,886,978	$1,507,393,159

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation. The Fund’s Class R6 Shares commenced operations on May 29, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
11

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $2,908,490 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$254,332	$(125,243)
Class C Shares	36,173	(18,545)
Institutional Shares	1,725,575	(987,566)
Class R6 Shares	12,482	—
TOTAL	$2,028,562	$(1,131,354)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
12

For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$770,465
Class C Shares	106,323
TOTAL	$876,788
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of July 31, 2025, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,564,650	$118,820,792	3,130,263	$85,132,812
Shares issued to shareholders in payment of distributions declared	274,820	9,588,443	103,726	2,594,185
Shares redeemed	(1,730,794)	(56,979,494)	(1,244,501)	(33,875,859)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,108,676	$71,429,741	1,989,488	$53,851,138
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	967,438	$23,876,019	635,746	$12,988,568
Shares issued to shareholders in payment of distributions declared	71,348	1,842,208	25,777	486,419
Shares redeemed	(390,653)	(9,576,278)	(308,632)	(6,204,150)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	648,133	$16,141,949	352,891	$7,270,837
Annual Financial Statements and Additional Information
13

	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	41,771,376	$1,530,445,641	26,156,704	$795,095,338
Shares issued to shareholders in payment of distributions declared	1,330,945	51,077,740	304,924	8,347,770
Shares redeemed	(16,128,071)	(593,713,926)	(6,515,706)	(194,791,412)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	26,974,250	$987,809,455	19,945,922	$608,651,696
	Year Ended 7/31/2025		Year Ended 7/31/2024[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,778,144	$289,361,849	1,506	$50,000
Shares issued to shareholders in payment of distributions declared	65,580	2,516,725	—	—
Shares redeemed	(696,109)	(25,901,128)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	7,147,615	$265,977,446	1,506	$50,000
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	36,878,674	$1,341,358,591	22,289,807	$669,823,671

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from a net operating loss.
For the year ended July 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(687,662)	$687,662
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$119,787	$90,039
Long-term capital gains	$66,591,654	$11,564,729
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$745,059,242
Undistributed long-term capital gains	$108,598,033
Capital loss deferrals	$(1,861,876)
TOTAL	$851,795,399
At July 31, 2025, the cost of investments for federal tax purposes was $2,573,116,760. The net unrealized appreciation of investments for federal tax purposes was $745,059,242. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $770,821,322 and unrealized depreciation from investments for those securities having an excess of cost over value of $25,762,080. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for wash sales.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2025, for federal income tax purposes, a late year ordinary loss of $1,861,876 was deferred to August 1, 2025.
Annual Financial Statements and Additional Information
14

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund’s average daily net assets. Prior to October 1, 2024, the Fund’s investment adviser fee was 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily waived $1,739,820 of its fee and voluntarily reimbursed $1,131,354 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2025, the Adviser reimbursed $37,316.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$318,968
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2025, FSC retained $88,843 of fees paid by the Fund. For the year ended July 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2025, FSC retained $73,197 in sales charges from the sale of Class A Shares. For the year ended July 31, 2025, FSC retained $13,957 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2025, FSSC received $44,136 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.79%, 0.75% and 0.72% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
Annual Financial Statements and Additional Information
15

(a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 0.99%, 1.74%, 0.74% and 0.71%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2025, were as follows:
Purchases	$2,504,396,363
Sales	$1,279,483,913
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2025, the Fund had no outstanding loans. During the year ended July 31, 2025, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information
16

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended July 31, 2025, 100% qualify for the dividend received deduction available to corporate shareholders.
For the fiscal year ended July 31, 2025, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
For the year ended July 31, 2025, the amount of long-term capital gains designated by the Fund was $66,591,654.
Annual Financial Statements and Additional Information
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT SERIES AND SHAREHOLDERS OF FEDERATED HERMES MDT LARGE CAP GROWTH FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series ) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
19

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
20

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes
Annual Financial Statements and Additional Information
21

fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund by 10 basis points, effective October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Annual Financial Statements and Additional Information
22

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Large Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R809
CUSIP 31421R882

CUSIP 31425E101
37329 (9/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—2.5%
691,974	[1]	Bumble, Inc.	$ 5,383,558
152,868	[2]	Cinemark Holdings, Inc.	4,107,563
292,427	[1]	E.W. Scripps Co.	874,357
646,004	[1]	Grindr, Inc.	11,292,150
2,662,520	[1]	Lumen Technologies, Inc.	11,848,214
		TOTAL	33,505,842
		Consumer Discretionary—9.8%
358,404	[1]	Adient PLC	7,684,182
115,906		Advance Auto Parts, Inc.	6,151,131
515,744	[1,2]	Beyond, Inc.	4,615,909
25,189	[1]	Brinker International, Inc.	3,969,786
211,188		Caleres, Inc.	2,899,611
246,594	[1]	Capri Holdings Ltd.	4,485,545
632,820	[1]	Coursera, Inc.	7,998,845
496,355	[1]	European Wax Center, Inc.	2,322,941
204,412	[1]	EVgo, Inc.	688,868
60,877	[1]	Frontdoor, Inc.	3,561,304
195,489	[1]	Helen of Troy Ltd.	4,296,848
80,384	[2]	Kohl’s Corp.	871,363
1,622,579	[2]	Krispy Kreme, Inc.	5,873,736
111,723	[1]	Lands’ End, Inc.	1,310,511
201,113	[1]	Life Time Group Holdings, Inc.	5,775,965
508,802	[1]	National Vision Holdings, Inc.	12,343,536
211,014	[1]	ODP Corp./The	3,764,490
317,620	[1]	Peloton Interactive, Inc.	2,267,807
415,281	[1]	PetMed Express, Inc.	1,295,677
68,521	[1]	Revolve Group, Inc.	1,421,811
154,694	[1]	Rush Street Interactive, Inc.	3,118,631
936,565	[1]	Stoneridge, Inc.	7,211,550
6,665	[1]	Stride, Inc.	854,653
265,197		Super Group SGHC Ltd.	2,850,868
38,059	[1]	Taylor Morrison Home Corp.	2,256,138
23,244		Texas Roadhouse, Inc.	4,303,162
503,969	[1]	ThredUp, Inc.	4,162,784
864,918	[1]	Udemy, Inc.	6,582,026
168,631	[1]	Universal Technical Institute, Inc.	5,433,291
65,775		Upbound Group, Inc.	1,357,267
128,785	[1]	Victoria’s Secret & Co.	2,421,158
451,051		Wolverine World Wide, Inc.	10,184,732
		TOTAL	134,336,126
		Consumer Staples—3.2%
75,534		Dole PLC	1,075,604
699,398	[1]	Hain Celestial Group, Inc.	1,098,055
46,621	[1]	Medifast, Inc.	641,971
532,565		MGP Ingredients, Inc.	15,060,938
117,568		Nu Skin Enterprises, Inc., Class A	985,220
126,618	[1]	Sprouts Farmers Market, Inc.	19,187,692
54,233		Turning Point Brands, Inc.	4,498,085
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
43,064	[1]	United Natural Foods, Inc.	$ 1,190,289
		TOTAL	43,737,854
		Energy—3.9%
245,160		Ardmore Shipping Corp.	2,667,341
264,085	[1]	CNX Resources Corp.	8,004,416
348,129	[1]	DMC Global, Inc.	2,816,363
102,050	[1]	Expro Group Holdings NV	1,100,099
975,945	[1]	Green Plains, Inc.	8,071,065
93,122	[1]	Gulf Island Fabrication, Inc.	625,780
45,530		Kinetik Holdings, Inc.	1,975,091
36,291	[1,2]	Nabors Industries Ltd.	1,262,201
36,308	[1]	NextDecade Corp.	412,459
28,483	[1]	Oceaneering International, Inc.	618,081
309,021	[1]	Oil States International, Inc.	1,542,015
211,054		Peabody Energy Corp.	3,408,522
137,042	[1]	Seadrill Ltd.	3,996,145
301,288	[1]	Tidewater, Inc.	15,067,413
26,901	[1]	Valaris Ltd.	1,308,196
33,056		World Kinect Corp.	901,437
		TOTAL	53,776,624
		Financials—18.7%
139,089		Acadian Asset Management, Inc.	5,812,529
44,200		Alerus Financial Corp.	934,388
206,922		Amalgamated Financial Corp.	5,998,669
7,753		BancFirst Corp.	965,404
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	2,828,728
406,790		BankUnited, Inc.	14,835,631
26,505		Bread Financial Holdings, Inc.	1,624,756
1,182,520		BrightSpire Capital, Inc.	6,125,454
439,444		Byline Bancorp, Inc.	11,557,377
355,839		CNO Financial Group, Inc.	13,109,109
73,723	[1]	Customers Bancorp, Inc.	4,699,841
39,038		Employers Holdings, Inc.	1,611,489
286,072		FB Financial Corp.	13,948,871
69,125		Financial Institutions, Inc.	1,761,996
35,085		First Business Financial Services, Inc.	1,670,748
712,426		Flagstar Financial, Inc.	8,043,290
259,722	[1]	Flywire Corp.	2,828,373
97,054		Fulton Financial Corp.	1,742,119
313,897	[1]	Hamilton Insurance Group Ltd.	6,745,647
94,957		HarborOne Bancorp, Inc.	1,123,341
27,755		HCI Group, Inc.	3,886,810
24,559		Heritage Financial Corp.	553,560
31,294		Hometrust Bancshares, Inc.	1,216,085
113,779		Independent Bank Corp./MI	3,475,948
161,217		Jackson Financial, Inc.	14,116,160
81,884	[1,2]	Lemonade, Inc.	3,085,389
280,090	[1]	LendingClub Corp.	4,366,603
94,754	[1]	LendingTree, Inc.	4,423,117
11,091		Marex Group PLC	427,891
41,152		Mercury General Corp.	2,849,776
54,227	[1]	NCR Atleos Corp.	1,659,346
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
30,151	[1]	NMI Holdings, Inc.	$ 1,125,235
157,790		OFG Bancorp	6,725,010
66,248	[1]	Palomar Holdings, Inc.	8,777,197
128,369	[1]	Payoneer Global, Inc.	843,384
39,120		Peapack-Gladstone Financial Corp.	996,778
20,893		Peoples Bancorp, Inc.	598,376
27,694		Preferred Bank Los Angeles, CA	2,515,169
95,810		QCR Holdings, Inc.	6,802,510
118,346		RLI Corp.	7,809,653
31,853	[1]	Root, Inc.	3,855,169
29,328		ServisFirst Bancshares, Inc.	2,306,647
323,674	[1]	Siriuspoint Ltd.	6,347,247
284,851	[1]	Skyward Specialty Insurance Group, Inc.	14,407,764
265,681	[1]	StoneCo Ltd.	3,395,403
40,183	[1]	Texas Capital Bancshares, Inc.	3,374,166
130,900		The Bank of NT Butterfield & Son Ltd.	5,957,259
52,911		Tiptree, Inc.	1,099,491
298,142		Trustmark Corp.	11,105,789
14,299		UMB Financial Corp.	1,572,747
42,612		Universal Insurance Holdings, Inc.	1,007,348
103,964	[1]	Upstart Holdings, Inc.	8,498,017
99,845		Victory Capital Holdings, Inc.	6,880,319
138,739		Western New England Bancorp, Inc.	1,477,570
		TOTAL	255,506,693
		Health Care—16.2%
1,120,285	[1]	4D Molecular Therapeutics, Inc.	5,041,282
483,931	[1]	ADMA Biologics, Inc.	9,049,510
373,120	[1]	Alignment Healthcare, Inc.	5,141,594
19,070	[1]	Alkermes PLC	505,164
591,287	[1,2]	Altimmune, Inc.	2,181,849
431,790	[1]	AMN Healthcare Services, Inc.	7,919,029
413,591	[1]	Arcutis Biotherapeutics, Inc.	6,030,157
387,350	[1]	Arvinas, Inc.	2,881,884
36,223	[1]	Axsome Therapeutics, Inc.	3,672,288
110,647	[1]	BioCryst Pharmaceuticals, Inc.	900,667
552,596	[1]	Biomea Fusion, Inc.	917,309
163,560	[1]	Bridgebio Pharma, Inc.	7,731,481
140,707	[1]	BrightSpring Health Services, Inc.	2,905,600
168,682	[1]	Catalyst Pharmaceutical Partners, Inc.	3,597,987
440,201	[1]	Codexis, Inc.	1,179,739
180,518	[1]	Edgewise Therapeutics, Inc.	2,574,187
351,073	[1]	Emergent BioSolutions, Inc.	2,064,309
90,929	[1]	Entrada Therapeutics, Inc.	534,663
620,819	[1]	EyePoint Pharmaceuticals, Inc.	6,096,443
141,673	[1]	Guardant Health, Inc.	5,805,760
159,535	[1]	Halozyme Therapeutics, Inc.	9,567,314
167,098	[1]	Harmony Biosciences Holdings, Inc.	5,878,508
18,631	[1]	Hims & Hers Health, Inc.	1,233,000
108,866	[1]	Indivior PLC	2,199,093
371,379	[1]	Inogen, Inc.	2,343,401
50,456	[1]	Insmed, Inc.	5,412,920
33,390	[1]	iRhythm Technologies, Inc.	4,680,610
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,286,341	[1]	Ironwood Pharmaceuticals, Inc.	$ 982,764
450,870	[1]	Keros Therapeutics, Inc.	6,456,458
244,231	[1]	Kodiak Sciences, Inc.	1,605,819
17,955	[1]	Krystal Biotech, Inc.	2,762,736
22,982		LeMaitre Vascular, Inc.	1,867,058
66,379	[1]	LifeMD, Inc.	691,005
69,674	[1]	Livanova PLC	2,939,546
229,141	[1]	Mirum Pharmaceuticals, Inc.	11,842,007
1,004,639	[1]	Myriad Genetics, Inc.	3,857,814
1,027,550	[1]	Neogen Corp.	4,778,107
340,200	[1]	Omnicell, Inc.	10,549,602
61,504	[1]	Outset Medical, Inc.	987,754
97,779	[1]	Pediatrix Medical Group, Inc.	1,197,793
19,078	[1]	PROCEPT BioRobotics Corp.	925,474
695,852	[1]	Prothena Corp. PLC	4,780,503
121,514	[1]	Rhythm Pharmaceuticals, Inc.	10,356,638
333,241	[1]	Rocket Pharmaceuticals, Inc.	1,016,385
168,829	[1]	RxSight, Inc.	1,313,490
260,304	[1]	Siga Technologies, Inc.	1,720,609
52,053		Simulations Plus, Inc.	677,730
242,992	[1]	Staar Surgical Co.	4,353,202
405,140	[1]	Tactile Systems Technology, Inc.	4,043,297
19,189	[1]	Tarsus Pharmaceuticals, Inc.	744,917
87,610	[1]	Teladoc Health, Inc.	631,668
44,533	[1]	Tg Therapeutics, Inc.	1,580,921
193,255	[1]	Travere Therapeutics, Inc.	2,985,790
259,522	[1]	TruBridge, Inc.	5,403,248
624,548	[1]	Vanda Pharmaceuticals, Inc.	2,660,574
213,388	[1]	Varex Imaging Corp.	1,553,465
51,459	[1]	Veracyte, Inc.	1,209,801
362,184	[1]	Waystar Holding Corp.	13,393,564
300,759	[1]	Xeris Biopharma Holdings, Inc.	1,530,863
171,954	[1]	Zymeworks, Inc.	2,159,742
		TOTAL	221,606,092
		Industrials—18.3%
177,222	[1]	Allegiant Travel Co.	9,151,744
7,478		ArcBest Corp.	546,866
420,209	[1]	Array Technologies, Inc.	2,731,358
191,803		Atkore, Inc.	14,772,667
45,569		Atmus Filtration Technologies, Inc.	1,773,090
49,867	[1]	Bloom Energy Corp.	1,864,527
185,540	[1]	Blue Bird Corp.	8,310,337
329,259	[1]	BrightView Holdings, Inc.	5,251,681
13,921	[1]	Casella Waste Systems, Inc.	1,513,630
96,294	[1]	Concrete Pumping Holdings, Inc.	657,688
59,285	[1]	Construction Partners, Inc.	5,978,892
140,990	[1]	CoreCivic, Inc.	2,825,440
21,664		Emcor Group, Inc.	13,593,943
30,485	[1,2]	Enovix Corp.	408,499
340,470	[1]	Fluor Corp.	19,328,482
224,775	[1]	Forrester Research, Inc.	2,189,309
126,232	[1]	Franklin Covey Co.	2,488,033
Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
364,564	[1,2]	Fuelcell Energy, Inc.	$ 1,808,237
55,195		Griffon Corp.	4,485,698
270,349	[1,2]	Hertz Global Holdings, Inc.	1,732,937
49,015		Hillenbrand, Inc.	1,015,101
67,890	[1]	Hurco Co., Inc.	1,304,846
53,181	[1]	Huron Consulting Group, Inc.	7,024,146
73,268		Hyster-Yale, Inc.	3,077,989
42,133		Interface, Inc.	868,782
1,723,787	[1]	JELD-WEN Holding, Inc.	7,757,041
167,657	[1]	Leonardo DRS, Inc.	6,974,531
199,618	[1]	Manitowoc, Inc.	2,545,129
515,285	[1]	Mistras Group, Inc.	4,091,363
61,335	[1]	MRC Global, Inc.	900,398
5,144		Mueller Industries, Inc.	439,143
553,870		Mueller Water Products, Inc.	13,713,821
6,826	[1]	NEXTracker, Inc.	397,683
198,396		Pitney Bowes, Inc.	2,253,779
50,251	[2]	Powell Industries, Inc.	11,914,512
205,734		Primoris Services Corp.	19,373,971
191,951	[1]	Redwire Corp.	2,742,980
427,947	[1]	Resideo Technologies, Inc.	11,682,953
302,873		REV Group, Inc.	15,007,357
101,804	[1]	Rocket Lab Corp.	4,674,840
142,595	[1]	Shoals Technologies Group, Inc.	768,587
91,397	[1]	SkyWest, Inc.	10,598,396
18,374	[1]	Sterling Construction Co., Inc.	4,916,699
7,942		Tennant Co.	655,533
9,579		TriNet Group, Inc.	649,552
1,629,042	[1]	TTEC Holdings, Inc.	8,112,629
61,142	[1]	V2X, Inc.	2,896,908
253,954		Wabash National Corp.	2,529,382
		TOTAL	250,301,109
		Information Technology—15.0%
489,718	[1]	8x8, Inc.	950,053
594,117		Adtran Holdings, Inc.	5,519,347
144,057	[1]	Arteris, Inc.	1,420,402
72,491	[1]	Asana, Inc.	1,064,168
45,442	[1]	ASGN, Inc.	2,278,462
417,718	[1]	AvePoint, Inc.	7,970,059
120,823	[1]	Axcelis Technologies, Inc.	8,178,509
19,973	[1]	Blackline, Inc.	1,074,148
165,174	[1,2]	C3.AI, Inc.	3,891,499
259,514	[1]	Cerence, Inc.	2,231,820
77,925		Clear Secure, Inc.	2,291,774
35,985	[1]	Commvault Systems, Inc.	6,835,351
134,578	[1]	Credo Technology Group Holding Ltd.	15,012,176
53,550	[1]	Digi International, Inc.	1,746,265
562,877	[1]	Extreme Networks, Inc.	9,940,408
98,818	[1]	Intapp, Inc.	3,957,661
39,502	[2]	InterDigital, Inc.	10,199,416
111,330	[1,2]	Life360, Inc.	8,526,765
282,157	[1]	MaxLinear, Inc.	4,463,724
Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,202,743		Methode Electronics, Inc., Class A	$ 7,889,994
128,692	[1]	Napco Security Technologies, Inc.	3,928,967
68,075	[1]	NetScout Systems, Inc.	1,458,167
762,021	[1]	ON24, Inc.	3,779,624
407,475	[1]	Pagaya Technologies Ltd.	12,244,624
55,911	[1]	Pagerduty, Inc.	901,285
128,325	[1]	PROS Holdings, Inc.	2,013,419
36,268	[1]	Q2 Holdings, Inc.	2,944,962
24,863	[1]	Qualys, Inc.	3,308,519
732,729	[1]	Rackspace Technology, Inc.	886,602
61,337	[1]	Riot Blockchain, Inc.	822,529
46,787	[1]	Rogers Corp.	3,068,291
102,703		Sapiens International Corp. NV	2,815,089
71,430	[1]	Semrush Holdings, Inc.	640,013
272,460	[1,2]	SkyWater Technology, Inc.	2,438,517
918,106	[1]	Sprinklr, Inc.	8,272,135
449,284	[1]	Sprout Social, Inc.	7,705,221
20,850	[1]	Tenable Holdings, Inc.	652,814
686,705	[1]	Unisys Corp.	2,836,092
586,477	[1]	Veeco Instruments, Inc.	12,186,992
120,088	[1]	Verint Systems, Inc.	2,555,473
56,573	[1,2]	Viant Technology, Inc.	820,309
348,575	[1]	ViaSat, Inc.	5,727,087
174,811	[1]	Weave Communications, Inc.	1,276,120
2,207,428		Xerox Holdings Corp.	8,940,083
801,010	[1]	Yext, Inc.	6,504,201
		TOTAL	204,169,136
		Materials—2.7%
292,743		American Vanguard Corp.	1,129,988
130,559	[1]	Aspen Aerogels, Inc.	1,000,082
44,933	[1]	Clearwater Paper Corp.	1,013,688
26,922		Commercial Metals Corp.	1,396,175
140,030		Compass Minerals International, Inc.	2,790,798
158,381		Mativ Holdings, Inc.	1,048,482
26,439	[1]	Perimeter Solutions, Inc.	426,461
140,267	[1,2]	PureCycle Technologies, Inc.	1,880,980
110,776	[1]	Rayonier Advanced Materials, Inc.	425,380
1,704,925	[1]	SSR Mining, Inc.	20,373,854
652,866		SunCoke Energy, Inc.	4,824,680
		TOTAL	36,310,568
		Real Estate—5.5%
118,489		Alexander and Baldwin, Inc.	2,130,432
566,081		American Healthcare REIT, Inc.	21,873,370
2,219,897		Brandywine Realty Trust	8,879,588
46,144		COPT Defense Properties	1,258,808
308,309	[1]	Cushman & Wakefield PLC	3,758,287
263,431		Essential Properties Realty Trust, Inc.	8,032,011
42,418		Independence Realty Trust, Inc.	711,350
471,259		Newmark Group, Inc.	7,148,999
233,827		Outfront Media, Inc.	4,098,987
195,339	[1]	Real Brokerage, Inc./The	771,589
308,259		RMR Group, Inc./The	4,950,640
Annual Financial Statements and Additional Information
6

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
93,498	SL Green Realty Corp.	$ 5,352,761
180,246	Tanger, Inc.	5,410,985
	TOTAL	74,377,807
	Utilities—2.3%
54,072	Avista Corp.	2,016,885
30,036	Black Hills Corp.	1,735,480
160,031	Brookfield Infrastructure Corp.	6,247,610
63,712	California Water Service Group	2,896,985
19,823	H2O America	957,253
62,942	Hawaiian Electric Industries, Inc.	674,738
126,726	Otter Tail Corp.	9,780,713
163,447	Portland General Electric Co.	6,720,941
	TOTAL	31,030,605
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,088,141,396)	1,338,658,456
	INVESTMENT COMPANY—3.8%
51,228,116	Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[3] (IDENTIFIED COST $51,228,116)	51,228,116
	TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $1,139,369,512)[4]	1,389,886,572
	OTHER ASSETS AND LIABILITIES - NET—(1.9)%[5]	(25,325,356)
	NET ASSETS—100%	$1,364,561,216
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2025, were as follows:
Affiliated	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 7/31/2025	Shares Held as of 7/31/2025	Dividend Income
Health Care:
EyePoint Pharmaceuticals, Inc.	$—	$3,501,982	$(405,115)	$2,866,927	$132,649	$6,096,443	620,819	$—
Affiliated issuers no longer in the portfolio at period end	$679,244	$—	$(666,703)	$69,552	$(82,093)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$679,244	$3,501,982	$(1,071,818)	$2,936,479	$50,556	$6,096,443	620,819	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$49,546,631
Purchases at Cost	$541,332,664
Proceeds from Sales	$(539,651,179)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$51,228,116
Shares Held as of 7/31/2025	51,228,116
Dividend Income	$2,294,424

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Annual Financial Statements and Additional Information
7

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,145,890,918.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.01	$21.08	$20.57	$26.48	$17.19
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.04	0.05	0.04	(0.01)
Net realized and unrealized gain (loss)	0.65	3.91	1.15	(1.95)	9.35
Total From Investment Operations	0.66	3.95	1.20	(1.91)	9.34
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	—	(0.04)	(0.05)
Distributions from net realized gain	—	—	(0.69)	(3.96)	—
Total Distributions	(0.03)	(0.02)	(0.69)	(4.00)	(0.05)
Net Asset Value, End of Period	$25.64	$25.01	$21.08	$20.57	$26.48
Total Return[2]	2.65%	18.75%	6.23%	(9.54)%	54.38%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	0.04%	0.21%	0.26%	0.15%	(0.03)%
Expense waiver/reimbursement[4]	0.21%	0.24%	0.25%	0.23%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,287	$129,184	$121,927	$131,704	$101,026
Portfolio turnover[5]	82%	85%	128%	124%	150%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.58	$17.48	$17.32	$23.02	$15.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.11)	(0.10)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	0.54	3.21	0.95	(1.61)	8.14
Total From Investment Operations	0.38	3.10	0.85	(1.74)	7.99
Less Distributions:
Distributions from net realized gain	—	—	(0.69)	(3.96)	—
Net Asset Value, End of Period	$20.96	$20.58	$17.48	$17.32	$23.02
Total Return[2]	1.85%	17.73%	5.35%	(10.30)%	53.16%
Ratios to Average Net Assets:
Net expenses[3]	1.98%	1.98%	1.98%	1.96%	1.88%
Net investment income (loss)	(0.79)%	(0.63)%	(0.59)%	(0.65)%	(0.78)%
Expense waiver/reimbursement[4]	0.02%	0.06%	0.06%	0.08%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,500	$24,425	$24,784	$26,809	$29,567
Portfolio turnover[5]	82%	85%	128%	124%	150%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.25	$22.11	$21.54	$27.53	$17.87
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.10	0.10	0.10	0.05
Net realized and unrealized gain (loss)	0.68	4.11	1.20	(2.04)	9.71
Total From Investment Operations	0.76	4.21	1.30	(1.94)	9.76
Less Distributions:
Distributions from net investment income	(0.09)	(0.07)	(0.04)	(0.09)	(0.10)
Distributions from net realized gain	—	—	(0.69)	(3.96)	—
Total Distributions	(0.09)	(0.07)	(0.73)	(4.05)	(0.10)
Net Asset Value, End of Period	$26.92	$26.25	$22.11	$21.54	$27.53
Total Return[2]	2.91%	19.09%	6.47%	(9.31)%	54.73%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	0.29%	0.44%	0.51%	0.40%	0.21%
Expense waiver/reimbursement[4]	0.10%	0.14%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,102,675	$1,026,996	$883,270	$995,056	$843,803
Portfolio turnover[5]	82%	85%	128%	124%	150%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.26	$22.12	$21.55	$27.54	$17.87
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.10	0.11	0.11	0.06
Net realized and unrealized gain (loss)	0.69	4.11	1.20	(2.05)	9.71
Total From Investment Operations	0.77	4.21	1.31	(1.94)	9.77
Less Distributions:
Distributions from net investment income	(0.10)	(0.07)	(0.05)	(0.09)	(0.10)
Distributions from net realized gain	—	—	(0.69)	(3.96)	—
Total Distributions	(0.10)	(0.07)	(0.74)	(4.05)	(0.10)
Net Asset Value, End of Period	$26.93	$26.26	$22.12	$21.55	$27.54
Total Return[2]	2.92%	19.09%	6.47%	(9.30)%	54.79%
Ratios to Average Net Assets:
Net expenses[3]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income	0.29%	0.43%	0.52%	0.44%	0.24%
Expense waiver/reimbursement[4]	0.02%	0.06%	0.06%	0.06%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,099	$192,898	$133,351	$63,242	$64,191
Portfolio turnover[5]	82%	85%	128%	124%	150%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in securities, at value including $24,172,414 of securities loaned and $57,324,559 of investments in affiliated holdings* (identified cost $1,139,369,512, including $54,457,632 of identified cost in affiliated holdings)	$1,389,886,572
Income receivable	393,503
Income receivable from affiliated holdings	122,852
Receivable for investments sold	1,231,015
Receivable for shares sold	897,367
Total Assets	1,392,531,309
Liabilities:
Payable for investments purchased	1,453,521
Payable for shares redeemed	1,218,755
Payable for collateral due to broker for securities lending (Note 2)	24,851,361
Payable for investment adviser fee (Note 5)	27,568
Payable for administrative fee (Note 5)	2,917
Payable for distribution services fee (Note 5)	13,254
Payable for other service fees (Notes 2 and 5)	57,711
Accrued expenses (Note 5)	345,006
Total Liabilities	27,970,093
Net assets for 51,139,848 shares outstanding	$1,364,561,216
Net Assets Consist of:
Paid-in capital	$1,065,076,370
Total distributable earnings (loss)	299,484,846
Net Assets	$1,364,561,216
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($126,287,461 ÷ 4,924,627 shares outstanding), no par value, unlimited shares authorized	$25.64
Offering price per share (100/94.50 of $25.64)	$27.13
Redemption proceeds per share	$25.64
Class C Shares:
Net asset value per share ($20,499,956 ÷ 978,227 shares outstanding), no par value, unlimited shares authorized	$20.96
Offering price per share	$20.96
Redemption proceeds per share (99.00/100 of $20.96)	$20.75
Institutional Shares:
Net asset value per share ($1,102,675,024 ÷ 40,963,233 shares outstanding), no par value, unlimited shares authorized	$26.92
Offering price per share	$26.92
Redemption proceeds per share	$26.92
Class R6 Shares:
Net asset value per share ($115,098,775 ÷ 4,273,761 shares outstanding), no par value, unlimited shares authorized	$26.93
Offering price per share	$26.93
Redemption proceeds per share	$26.93

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Dividends (including $1,216,118 received from affiliated holdings* and net of foreign taxes withheld of $43,548)	$14,880,838
Net income on securities loaned (includes $1,078,306 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,185,562
TOTAL INCOME	16,066,400
Expenses:
Investment adviser fee (Note 5)	10,381,617
Administrative fee (Note 5)	1,067,280
Custodian fees	57,220
Transfer agent fees (Note 2)	1,403,790
Directors’/Trustees’ fees (Note 5)	8,018
Auditing fees	34,706
Legal fees	12,219
Portfolio accounting fees	182,844
Distribution services fee (Note 5)	168,175
Other service fees (Notes 2 and 5)	368,045
Share registration costs	112,990
Printing and postage	138,144
Miscellaneous (Note 5)	33,288
TOTAL EXPENSES	13,968,336
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(205,543)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,106,337)
TOTAL WAIVER AND REIMBURSEMENTS	(1,311,880)
Net expenses	12,656,456
Net investment income	3,409,944
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $50,556 on sales of investments in affiliated holdings*)	97,373,140
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $2,936,479 on investments in affiliated holdings*)	(63,836,601)
Net realized and unrealized gain (loss) on investments	33,536,539
Change in net assets resulting from operations	$36,946,483

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,409,944	$4,587,800
Net realized gain (loss)	97,373,140	92,661,079
Net change in unrealized appreciation/depreciation	(63,836,601)	115,661,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,946,483	212,910,480
Distributions to Shareholders:
Class A Shares	(157,684)	(108,020)
Institutional Shares	(3,742,443)	(2,782,523)
Class R6 Shares	(702,672)	(425,859)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,602,799)	(3,316,402)
Share Transactions:
Proceeds from sale of shares	404,957,231	338,093,250
Net asset value of shares issued to shareholders in payment of distributions declared	4,255,657	3,011,718
Cost of shares redeemed	(450,498,214)	(340,528,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,285,326)	576,857
Change in net assets	(8,941,642)	210,170,935
Net Assets:
Beginning of period	1,373,502,858	1,163,331,923
End of period	$1,364,561,216	$1,373,502,858
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
16

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,311,880 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$266,164	$(239,141)
Class C Shares	26,441	—
Institutional Shares	1,089,466	(867,196)
Class R6 Shares	21,719	—
TOTAL	$1,403,790	$(1,106,337)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
17

For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$313,273
Class C Shares	54,772
TOTAL	$368,045
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$24,172,414	$24,851,361
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
18

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	808,258	$20,230,156	649,073	$14,217,453
Shares issued to shareholders in payment of distributions declared	5,613	143,416	4,329	98,053
Shares redeemed	(1,054,074)	(26,247,570)	(1,273,906)	(27,354,654)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(240,203)	$(5,873,998)	(620,504)	$(13,039,148)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	98,332	$2,033,258	102,472	$1,836,494
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(306,641)	(6,231,638)	(334,086)	(5,916,518)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(208,309)	$(4,198,380)	(231,614)	$(4,080,024)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,599,186	$332,146,298	11,721,698	$262,089,678
Shares issued to shareholders in payment of distributions declared	129,165	3,459,049	105,903	2,513,068
Shares redeemed	(10,894,378)	(281,489,641)	(12,650,879)	(279,083,972)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,833,973	$54,115,706	(823,278)	$(14,481,226)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,948,230	$50,547,519	2,577,304	$59,949,625
Shares issued to shareholders in payment of distributions declared	24,373	653,192	16,874	400,597
Shares redeemed	(5,044,962)	(136,529,365)	(1,276,928)	(28,172,967)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(3,072,359)	$(85,328,654)	1,317,250	$32,177,255
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,686,898)	$(41,285,326)	(358,146)	$576,857
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences result from fair fund payments.
For the year ended July 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(18,166)	$18,166
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$4,602,799	$3,316,402
Annual Financial Statements and Additional Information
19

As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$3,407,107
Net unrealized appreciation	$243,995,654
Undistributed long-term capital gains	$52,082,085
TOTAL	$299,484,846
At July 31, 2025, the cost of investments for federal tax purposes was $1,145,890,918. The net unrealized appreciation of investments for federal tax purposes was $243,995,654. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $309,670,108 and unrealized depreciation from investments for those securities having an excess of cost over value of $65,674,454. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
The Fund used capital loss carryforwards of $46,419,015 to offset capital gains realized during the year ended July 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Prior to October 1, 2024, the investment adviser fee was 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily waived $170,693 of its fee and voluntarily reimbursed $1,106,337 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2025, the Adviser reimbursed $34,850.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$168,175
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2025, FSC retained $19,170 of fees paid by the Fund. For the year ended July 31, 2025, Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Financial Statements and Additional Information
20

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2025, FSC retained $4,225 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended July 31, 2025, FSSC received $3,593 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 2.01%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.13%, 2.00%, 0.88% and 0.87%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2025, were as follows:
Purchases	$1,096,601,872
Sales	$1,139,172,887
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2025, the Fund had no outstanding loans. During the year ended July 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes
Annual Financial Statements and Additional Information
21

in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2025, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2025, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information
22

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT SMALL CAP CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series ) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information
23

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
24

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
25

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year, and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors
Annual Financial Statements and Additional Information
26

considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund by 5 basis points, effective October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information
27

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Small Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
37328 (9/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—2.0%
304,048	[1]	Bumble, Inc.	$ 2,365,494
33,222	[2]	Cinemark Holdings, Inc.	892,675
121,779	[1]	E.W. Scripps Co.	364,119
225,907	[1,2]	Grindr, Inc.	3,948,854
499,256	[1]	Lumen Technologies, Inc.	2,221,689
8,055	[1]	Yelp, Inc.	277,334
		TOTAL	10,070,165
		Consumer Discretionary—9.7%
31,586	[1]	American Public Education, Inc.	932,419
38,049	[1]	Brinker International, Inc.	5,996,522
97,474		Caleres, Inc.	1,338,318
263,548	[1]	Coursera, Inc.	3,331,247
137,478	[1]	European Wax Center, Inc.	643,397
110,175	[1,2]	EVgo, Inc.	371,290
39,991	[1]	Frontdoor, Inc.	2,339,473
15,244	[1]	Gentherm, Inc.	488,418
614,972	[2]	Krispy Kreme, Inc.	2,226,199
44,455	[1]	Life Time Group Holdings, Inc.	1,276,748
208,668	[1]	National Vision Holdings, Inc.	5,062,286
37,609		OneSpaWorld Holdings Ltd.	831,911
172,571	[1]	Peloton Interactive, Inc.	1,232,157
74,830	[1]	Revolve Group, Inc.	1,552,722
62,528	[1]	Rush Street Interactive, Inc.	1,260,564
12,974	[1]	Shake Shack, Inc.	1,561,291
28,111		Steven Madden Ltd.	674,805
5,877	[1]	Stride, Inc.	753,608
117,270		Super Group SGHC Ltd.	1,260,652
111,139	[1]	ThredUp, Inc.	918,008
439,916	[1]	Udemy, Inc.	3,347,761
87,581	[1]	Universal Technical Institute, Inc.	2,821,860
40,738	[1]	Victoria’s Secret & Co.	765,874
6,978	[1]	Visteon Corp.	775,605
42,878	[1]	Warby Parker, Inc.	1,026,928
213,135		Wolverine World Wide, Inc.	4,812,588
		TOTAL	47,602,651
		Consumer Staples—3.5%
5,109		Cal-Maine Foods, Inc.	567,814
174,670		MGP Ingredients, Inc.	4,939,668
51,110	[1]	Sprouts Farmers Market, Inc.	7,745,209
45,673		Turning Point Brands, Inc.	3,788,119
		TOTAL	17,040,810
		Energy—2.4%
222,031	[1]	DMC Global, Inc.	1,796,231
36,746		Kinetik Holdings, Inc.	1,594,041
11,018	[1]	Seadrill Ltd.	321,285
163,214	[1]	Tidewater, Inc.	8,162,332
		TOTAL	11,873,889
		Financials—11.0%
137,241		Acadian Asset Management, Inc.	5,735,301
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
10,219	[1]	Axos Financial, Inc.	$ 882,411
179,960	[1,2]	B. Riley Financial, Inc.	966,385
18,581		Bank of Hawaii Corp.	1,149,792
11,123	[1]	Coastal Financial Corp.	1,070,033
4,871	[1]	Dave, Inc.	1,148,582
78,735	[1]	Flywire Corp.	857,424
121,323	[1]	Hamilton Insurance Group Ltd.	2,607,231
15,202		HCI Group, Inc.	2,128,888
67,229	[1,2]	Lemonade, Inc.	2,533,189
19,687	[1]	LendingTree, Inc.	918,989
25,338		Marex Group PLC	977,540
4,888		Mercury General Corp.	338,494
19,646		Moelis & Co.	1,377,970
49,788	[1]	NCR Atleos Corp.	1,523,513
27,674	[1]	OppFi, Inc.	294,451
36,206	[1]	Palomar Holdings, Inc.	4,796,933
29,512	[1]	Payoneer Global, Inc.	193,894
8,788	[1]	Root, Inc.	1,063,612
10,832		ServisFirst Bancshares, Inc.	851,937
4,369	[1]	Sezzle, Inc.	676,496
177,599	[1]	Siriuspoint Ltd.	3,482,716
136,913	[1]	Skyward Specialty Insurance Group, Inc.	6,925,060
8,501		Smartfinancial, Inc.	291,244
49,513	[1]	StoneCo Ltd.	632,776
55,367	[1]	Upstart Holdings, Inc.	4,525,699
88,210		Victory Capital Holdings, Inc.	6,078,551
		TOTAL	54,029,111
		Health Care—22.6%
395,397	[1]	4D Molecular Therapeutics, Inc.	1,779,287
180,292	[1]	ADMA Biologics, Inc.	3,371,460
501,389	[1]	Akebia Therapeutics, Inc.	1,847,618
173,800	[1]	Alignment Healthcare, Inc.	2,394,964
38,301	[1]	Alphatec Holdings, Inc.	405,225
260,475	[1,2]	Altimmune, Inc.	961,153
183,755	[1]	AMN Healthcare Services, Inc.	3,370,067
157,412	[1]	Amylyx Pharmaceuticals, Inc.	1,264,018
165,985	[1]	Arcutis Biotherapeutics, Inc.	2,420,061
236,798	[1]	Arvinas, Inc.	1,761,777
25,394	[1]	Assembly Biosciences, Inc.	455,187
66,338	[1]	Aurinia Pharmaceuticals, Inc.	613,295
238,141	[1]	Aveanna Healthcare Holdings, Inc.	945,420
16,527	[1]	Axsome Therapeutics, Inc.	1,675,507
160,770	[1]	BioCryst Pharmaceuticals, Inc.	1,308,668
80,232	[1]	Bridgebio Pharma, Inc.	3,792,567
111,044	[1]	BrightSpring Health Services, Inc.	2,293,059
321,176	[1,2]	Cabaletta Bio, Inc.	488,188
45,622	[1]	CareDx, Inc.	560,466
124,225	[1]	Catalyst Pharmaceutical Partners, Inc.	2,649,719
282,055	[1]	Codexis, Inc.	755,907
6,426	[1]	Corcept Therapeutics, Inc.	431,634
84,831	[1]	Cryoport, Inc.	621,811
111,479	[1]	Edgewise Therapeutics, Inc.	1,589,691
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
9,858		Ensign Group, Inc.	$ 1,478,700
288,528	[1]	EyePoint Pharmaceuticals, Inc.	2,833,345
15,873	[1]	Glaukos Corp.	1,366,507
88,942	[1]	Guardant Health, Inc.	3,644,843
90,267	[1]	Halozyme Therapeutics, Inc.	5,413,312
60,113	[1]	Harmony Biosciences Holdings, Inc.	2,114,775
46,791	[1]	Hims & Hers Health, Inc.	3,096,628
121,432	[1]	Indivior PLC	2,452,926
18,192	[1]	Insmed, Inc.	1,951,638
15,220	[1]	iRhythm Technologies, Inc.	2,133,540
728,449	[1]	Ironwood Pharmaceuticals, Inc.	556,535
162,142	[1]	Keros Therapeutics, Inc.	2,321,873
13,752	[1]	Krystal Biotech, Inc.	2,116,020
9,117	[1]	Lantheus Holdings, Inc.	649,039
13,387		LeMaitre Vascular, Inc.	1,087,560
89,462	[1]	LifeMD, Inc.	931,299
34,577	[1]	Livanova PLC	1,458,804
87,406	[1]	Mirum Pharmaceuticals, Inc.	4,517,142
314,119	[1,2]	Neumora Therapeutics, Inc.,	615,673
117,849	[1]	Omnicell, Inc.	3,654,498
188,576	[1]	Perspective Therapeutics, Inc.	724,132
19,250		Phibro Animal Health Corp.	510,125
18,094	[1]	PROCEPT BioRobotics Corp.	877,740
265,899	[1]	Prothena Corp. PLC	1,826,726
19,029	[1]	PTC Therapeutics, Inc.	991,601
193,766	[1]	Puma Biotechnology, Inc.	602,612
55,631	[1]	Rhythm Pharmaceuticals, Inc.	4,741,430
265,428	[1]	Rocket Pharmaceuticals, Inc.	809,555
81,840	[1]	RxSight, Inc.	636,715
16,373	[1]	SI-BONE, Inc.	278,832
77,365	[1]	Siga Technologies, Inc.	511,383
46,685		Simulations Plus, Inc.	607,839
99,156	[1]	Staar Surgical Co.	1,776,380
109,270	[1]	Tactile Systems Technology, Inc.	1,090,515
21,840	[1]	Tarsus Pharmaceuticals, Inc.	847,829
52,138	[1]	Teladoc Health, Inc.	375,915
51,268	[1]	Tg Therapeutics, Inc.	1,820,014
19,991	[1]	Travere Therapeutics, Inc.	308,861
15,591	[1]	Twist Bioscience Corp.	523,390
50,969	[1]	Vanda Pharmaceuticals, Inc.	217,128
171,856	[1]	Waystar Holding Corp.	6,355,235
353,707	[1]	Xeris Biopharma Holdings, Inc.	1,800,369
113,450	[1]	Y-mAbs Therapeutics, Inc.	507,122
		TOTAL	110,892,854
		Industrials—22.0%
18,472		Apogee Enterprises, Inc.	775,639
228,144	[1,2]	Array Technologies, Inc.	1,482,936
4,522	[1]	ATI, Inc.	347,923
99,802		Atkore, Inc.	7,686,750
28,554		Atmus Filtration Technologies, Inc.	1,111,036
56,905	[1]	Bloom Energy Corp.	2,127,678
114,116	[1]	Blue Bird Corp.	5,111,256
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
9,166	[1]	Casella Waste Systems, Inc.	$ 996,619
3,691	[1]	Chart Industries, Inc.	733,882
5,946		Comfort Systems USA, Inc.	4,181,822
32,680	[1]	Construction Partners, Inc.	3,295,778
3,985		CSW Industrials, Inc.	1,034,028
11,530		Emcor Group, Inc.	7,234,960
56,807	[1,2]	Enovix Corp.	761,214
12,736	[1]	Exlservice Holding, Inc.	553,124
13,756		Federal Signal Corp.	1,741,097
95,738	[1]	Fluor Corp.	5,435,046
78,051	[1]	Franklin Covey Co.	1,538,385
85,457	[1,2]	Frontier Group Holdings, Inc.	374,302
19,463		Global Industrial Co.	662,910
21,068		Griffon Corp.	1,712,196
23,071	[1]	Huron Consulting Group, Inc.	3,047,218
11,709		Hyster-Yale, Inc.	491,895
14,845		Interface, Inc.	306,104
764,809	[1]	JELD-WEN Holding, Inc.	3,441,640
125,179	[1,2]	Joby Aviation, Inc.	2,085,482
26,437		KForce Com, Inc.	921,329
21,727	[1]	Kratos Defense & Security Solutions	1,275,375
27,784	[1]	Legalzoom.com, Inc.	249,778
43,702	[1]	Leonardo DRS, Inc.	1,818,003
164,960	[1]	Mistras Group, Inc.	1,309,782
300,117		Mueller Water Products, Inc.	7,430,897
21,976	[1]	NEXTracker, Inc.	1,280,322
18,693	[1,2]	NuScale Power Corp.	938,576
191,394		Pitney Bowes, Inc.	2,174,236
18,246		Powell Industries, Inc.	4,326,127
112,861		Primoris Services Corp.	10,628,120
128,450	[1]	Redwire Corp.	1,835,551
42,690		REV Group, Inc.	2,115,289
76,176	[1]	Rocket Lab Corp.	3,498,002
48,398	[1]	Shoals Technologies Group, Inc.	260,865
12,273	[1]	Sterling Construction Co., Inc.	3,284,132
35,805	[1]	Sun Country Airlines Holdings, Inc.	414,980
9,639		TriNet Group, Inc.	653,621
190,984	[1]	TTEC Holdings, Inc.	951,100
11,679		Watts Industries, Inc., Class A	3,063,635
11,288		Worthington Industries, Inc.	699,517
20,088	[1]	Xometry, Inc.	649,646
		TOTAL	108,049,803
		Information Technology—21.6%
44,705		A10 Networks, Inc.	823,466
33,804	[1,2]	Applied Blockchain, Inc.	444,185
123,619	[1]	Arteris, Inc.	1,218,883
44,209	[1]	Asana, Inc.	648,988
13,747	[1]	ASGN, Inc.	689,275
273,920	[1]	AvePoint, Inc.	5,226,394
40,947	[1]	Axcelis Technologies, Inc.	2,771,702
2,539		Badger Meter, Inc.	479,262
6,319	[1]	Blackbaud, Inc.	426,027
Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
17,070	[1]	Blackline, Inc.	$ 918,025
82,812	[1]	C3.AI, Inc.	1,951,051
15,618	[1]	Cerence, Inc.	134,315
50,272		Clear Secure, Inc.	1,478,499
25,910	[1]	Clearwater Analytics Holdings, Inc.	524,937
43,314	[1]	Coda Octopus Group, Inc.	322,689
67,583	[1]	CommScope Holdings Co., Inc.	554,181
25,713	[1]	Commvault Systems, Inc.	4,884,184
76,531	[1]	Credo Technology Group Holding Ltd.	8,537,033
67,560	[1]	Digi International, Inc.	2,203,132
81,221	[1]	D-Wave Quantum, Inc.	1,396,189
161,146	[1]	Expensify, Inc.	327,126
177,439	[1]	Extreme Networks, Inc.	3,133,573
45,921	[1]	Five9, Inc.	1,186,139
38,591	[1]	FormFactor, Inc.	1,096,370
27,233	[1]	Freshworks, Inc.	353,757
63,800	[1]	Intapp, Inc.	2,555,190
21,138		InterDigital, Inc.	5,457,832
32,280	[1,2]	IonQ, Inc.	1,287,004
10,635	[1]	Itron, Inc.	1,324,483
78,953	[1,2]	Life360, Inc.	6,047,010
161,772	[1]	MaxLinear, Inc.	2,559,233
44,860	[1]	Mirion Technologies, Inc.	1,002,621
43,636		Napco Security Technologies, Inc.	1,332,207
329,985	[1]	ON24, Inc.	1,636,726
1,523	[1]	OSI Systems, Inc.	336,598
142,713	[1]	Pagaya Technologies Ltd.	4,288,526
119,744	[1]	Pagerduty, Inc.	1,930,273
29,735	[1]	PDF Solutions, Inc.	661,009
23,064	[1]	Porch Group, Inc.	291,068
157,813	[1]	PROS Holdings, Inc.	2,476,086
27,550	[1]	Q2 Holdings, Inc.	2,237,060
30,520	[1]	Qualys, Inc.	4,061,296
66,873		Sapiens International Corp. NV	1,832,989
55,328	[1]	Semrush Holdings, Inc.	495,739
25,110	[1]	Semtech Corp.	1,283,121
492,011	[1]	Sprinklr, Inc.	4,433,019
194,940	[1]	Sprout Social, Inc.	3,343,221
6,031	[1]	SPS Commerce, Inc.	656,565
20,245	[1]	Tenable Holdings, Inc.	633,871
376,535	[1]	Unisys Corp.	1,555,089
322,794	[1]	Veeco Instruments, Inc.	6,707,659
65,153	[1]	Weave Communications, Inc.	475,617
427,554	[1]	Yext, Inc.	3,471,738
		TOTAL	106,102,232
		Materials—2.0%
112,306	[1]	Aspen Aerogels, Inc.	860,264
3,355		Cabot Corp.	242,164
22,376	[1]	Century Aluminum Co.	473,924
103,827	[1]	Coeur Mining, Inc.	902,257
22,402		Commercial Metals Corp.	1,161,768
87,435		Compass Minerals International, Inc.	1,742,579
Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
118,561	[1]	Constellium SE	$ 1,625,471
9,527	[1]	Ingevity Corp.	398,133
19,874		Koppers Holdings, Inc.	653,060
101,608	[1,2]	PureCycle Technologies, Inc.	1,362,563
3,860		Quaker Chemical Corp.	441,661
		TOTAL	9,863,844
		Real Estate—1.3%
82,643		American Healthcare REIT, Inc.	3,193,326
132,674	[1]	Real Brokerage, Inc./The	524,062
164,086		RMR Group, Inc./The	2,635,221
		TOTAL	6,352,609
		Utilities—0.1%
7,226		California Water Service Group	328,566
		TOTAL COMMON STOCKS (IDENTIFIED COST $380,170,223)	482,206,534
		INVESTMENT COMPANY—5.1%
25,166,383		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[3] (IDENTIFIED COST $25,166,383)	25,166,383
		TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $405,336,606)[4]	507,372,917
		OTHER ASSETS AND LIABILITIES - NET—(3.3)%[5]	(15,992,569)
		NET ASSETS—100%	$491,380,348
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2025, were as follows:
Affiliated	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 7/31/2025	Shares Held as of 7/31/2025	Dividend Income
Health Care:
EyePoint Pharmaceuticals, Inc.	$608,480	$1,781,208	$(937,273)	$1,114,818	$266,112	$2,833,345	288,528	$—
Affiliated issuers no longer in the portfolio at period end	$298,818	$—	$(290,149)	$39,639	$(48,308)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$907,298	$1,781,208	$(1,227,422)	$1,154,457	$217,804	$2,833,345	288,528	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$21,588,600
Purchases at Cost	$242,650,176
Proceeds from Sales	$(239,072,393)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$25,166,383
Shares Held as of 7/31/2025	25,166,383
Dividend Income	$937,815

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Annual Financial Statements and Additional Information
6

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $407,568,486.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$448,932,591	$—	$—	$448,932,591
International	33,273,943	—	—	33,273,943
Investment Company	25,166,383	—	—	25,166,383
TOTAL SECURITIES	$507,372,917	$—	$—	$507,372,917

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.19	$22.38	$20.80	$33.76	$23.89
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.11)	(0.03)	(0.04)	(0.15)
Net realized and unrealized gain (loss)	1.87	2.92	2.24	(4.34)	10.16
Total From Investment Operations	1.75	2.81	2.21	(4.38)	10.01
Less Distributions:
Distributions from net realized gain	—	—	(0.63)	(8.58)	(0.14)
Net Asset Value, End of Period	$26.94	$25.19	$22.38	$20.80	$33.76
Total Return[2]	6.95%	12.56%	11.18%	(18.45)%	42.03%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	(0.47)%	(0.51)%	(0.16)%	(0.16)%	(0.50)%
Expense waiver/reimbursement[4]	0.27%	0.26%	0.24%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,959	$80,198	$80,993	$88,900	$129,226
Portfolio turnover[5]	91%	90%	138%	140%	163%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.79	$17.73	$16.75	$28.99	$20.69
Income From Investment Operations:
Net investment income (loss)[1]	(0.26)	(0.23)	(0.16)	(0.21)	(0.33)
Net realized and unrealized gain (loss)	1.45	2.29	1.77	(3.45)	8.77
Total From Investment Operations	1.19	2.06	1.61	(3.66)	8.44
Less Distributions:
Distributions from net realized gain	—	—	(0.63)	(8.58)	(0.14)
Net Asset Value, End of Period	$20.98	$19.79	$17.73	$16.75	$28.99
Total Return[2]	6.01%	11.62%	10.27%	(19.14)%	40.93%
Ratios to Average Net Assets:
Net expenses[3]	1.99%	1.98%	1.96%	1.96%	1.88%
Net investment income (loss)	(1.32)%	(1.35)%	(0.99)%	(0.99)%	(1.25)%
Expense waiver/reimbursement[4]	0.14%	0.14%	0.12%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,787	$15,530	$18,262	$19,373	$28,084
Portfolio turnover[5]	91%	90%	138%	140%	163%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.15	$24.07	$22.27	$35.50	$25.05
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.06)	0.02	0.02	(0.08)
Net realized and unrealized gain (loss)	2.02	3.15	2.42	(4.67)	10.67
Total From Investment Operations	1.96	3.09	2.44	(4.65)	10.59
Less Distributions:
Distributions from net investment income	—	(0.01)	(0.01)	—	—
Distributions from net realized gain	—	—	(0.63)	(8.58)	(0.14)
Total Distributions	—	(0.01)	(0.64)	(8.58)	(0.14)
Net Asset Value, End of Period	$29.11	$27.15	$24.07	$22.27	$35.50
Total Return[2]	7.22%	12.85%	11.49%	(18.29)%	42.40%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.22)%	(0.27)%	0.09%	0.08%	(0.25)%
Expense waiver/reimbursement[4]	0.24%	0.23%	0.20%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,731	$218,620	$258,459	$304,721	$428,578
Portfolio turnover[5]	91%	90%	138%	140%	163%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.17	$24.09	$22.29	$35.51	$25.06
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.06)	0.02	0.02	(0.08)
Net realized and unrealized gain (loss)	2.02	3.15	2.42	(4.66)	10.67
Total From Investment Operations	1.96	3.09	2.44	(4.64)	10.59
Less Distributions:
Distributions from net investment income	—	(0.01)	(0.01)	—	—
Distributions from net realized gain	—	—	(0.63)	(8.58)	(0.14)
Total Distributions	—	(0.01)	(0.64)	(8.58)	(0.14)
Net Asset Value, End of Period	$29.13	$27.17	$24.09	$22.29	$35.51
Total Return[2]	7.21%	12.85%	11.49%	(18.24)%	42.38%
Ratios to Average Net Assets:
Net expenses[3]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.21)%	(0.26)%	0.11%	0.10%	(0.24)%
Expense waiver/reimbursement[4]	0.14%	0.14%	0.12%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,904	$184,233	$182,071	$256,060	$309,117
Portfolio turnover[5]	91%	90%	138%	140%	163%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in securities, at value including $16,479,187 of securities loaned and $27,999,728 of investments in affiliated holdings* (identified cost $405,336,606, including $26,664,019 of identified cost in affiliated holdings)	$507,372,917
Income receivable	131,765
Income receivable from affiliated holdings	35,727
Receivable for investments sold	2,360,313
Receivable for shares sold	303,104
Total Assets	510,203,826
Liabilities:
Payable for investments purchased	1,103,313
Payable for shares redeemed	382,607
Payable for collateral due to broker for securities lending (Note 2)	17,074,288
Payable for investment adviser fee (Note 5)	8,867
Payable for administrative fee (Note 5)	1,050
Payable for distribution services fee (Note 5)	6,310
Payable for other service fees (Notes 2 and 5)	37,983
Accrued expenses (Note 5)	209,060
Total Liabilities	18,823,478
Net assets for 17,212,711 shares outstanding	$491,380,348
Net Assets Consist of:
Paid-in capital	$386,526,340
Total distributable earnings (loss)	104,854,008
Net Assets	$491,380,348
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($74,958,599 ÷ 2,782,481 shares outstanding), no par value, unlimited shares authorized	$26.94
Offering price per share (100/94.50 of $26.94)	$28.51
Redemption proceeds per share	$26.94
Class C Shares:
Net asset value per share ($9,786,701 ÷ 466,412 shares outstanding), no par value, unlimited shares authorized	$20.98
Offering price per share	$20.98
Redemption proceeds per share (99.00/100 of $20.98)	$20.77
Institutional Shares:
Net asset value per share ($220,730,894 ÷ 7,582,919 shares outstanding), no par value, unlimited shares authorized	$29.11
Offering price per share	$29.11
Redemption proceeds per share	$29.11
Class R6 Shares:
Net asset value per share ($185,904,154 ÷ 6,380,899 shares outstanding), no par value, unlimited shares authorized	$29.13
Offering price per share	$29.13
Redemption proceeds per share	$29.13

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Dividends (including $409,978 received from affiliated holdings and net of foreign taxes withheld of $16,889)	$2,843,551
Net income on securities loaned (includes $527,837 earned from affiliated holdings related to cash collateral balances*) (Note 2)	416,121
TOTAL INCOME	3,259,672
Expenses:
Investment adviser fee (Note 5)	3,895,008
Administrative fee (Note 5)	382,715
Custodian fees	38,963
Transfer agent fees (Note 2)	565,253
Directors’/Trustees’ fees (Note 5)	3,823
Auditing fees	33,438
Legal fees	12,219
Portfolio accounting fees	137,842
Distribution services fee (Note 5)	97,923
Other service fees (Notes 2 and 5)	217,154
Share registration costs	82,340
Printing and postage	124,329
Miscellaneous (Note 5)	28,005
TOTAL EXPENSES	5,619,012
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(668,392)
Reimbursement of other operating expenses (Notes 2 and 5)	(326,186)
TOTAL WAIVER AND REIMBURSEMENTS	(994,578)
Net expenses	4,624,434
Net investment income (loss)	(1,364,762)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $217,804 on sales of investments in affiliated holdings*)	37,668,862
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,154,457 on investments in affiliated holdings*)	(4,454,389)
Net realized and unrealized gain (loss) on investments	33,214,473
Change in net assets resulting from operations	$31,849,711

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,364,762)	$(1,560,194)
Net realized gain (loss)	37,668,862	33,689,166
Net change in unrealized appreciation/depreciation	(4,454,389)	14,875,580
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,849,711	47,004,552
Distributions to Shareholders:
Institutional Shares	—	(98,426)
Class R6 Shares	—	(90,475)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(188,901)
Share Transactions:
Proceeds from sale of shares	114,343,453	98,871,084
Net asset value of shares issued to shareholders in payment of distributions declared	—	172,821
Cost of shares redeemed	(153,394,741)	(187,063,089)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,051,288)	(88,019,184)
Change in net assets	(7,201,577)	(41,203,533)
Net Assets:
Beginning of period	498,581,925	539,785,458
End of period	$491,380,348	$498,581,925
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
15

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $994,578 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$142,576	$(100,609)
Class C Shares	20,476	(5)
Institutional Shares	332,182	(225,572)
Class R6 Shares	70,019	—
TOTAL	$565,253	$(326,186)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
16

For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$184,874
Class C Shares	32,280
TOTAL	$217,154
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$16,479,187	$17,074,288
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
17

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	238,594	$6,062,083	276,546	$6,127,809
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(640,003)	(16,240,817)	(711,809)	(15,770,705)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(401,409)	$(10,178,734)	(435,263)	$(9,642,896)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	54,843	$1,097,482	95,829	$1,650,769
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(373,265)	(7,301,670)	(341,009)	(5,935,903)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(318,422)	$(6,204,188)	(245,180)	$(4,285,134)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,957,582	$52,342,763	1,936,507	$45,814,425
Shares issued to shareholders in payment of distributions declared	—	—	3,699	91,019
Shares redeemed	(2,427,106)	(64,825,583)	(4,624,970)	(105,387,826)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(469,524)	$(12,482,820)	(2,684,764)	$(59,482,382)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,042,285	$54,841,125	1,878,004	$45,278,081
Shares issued to shareholders in payment of distributions declared	—	—	3,321	81,802
Shares redeemed	(2,442,136)	(65,026,671)	(2,658,671)	(59,968,655)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(399,851)	$(10,185,546)	(777,346)	$(14,608,772)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,589,206)	$(39,051,288)	(4,142,553)	$(88,019,184)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from a net operating loss.
For the year ended July 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(1,599,078)	$1,599,078
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$—	$188,901
Annual Financial Statements and Additional Information
18

As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$99,804,431
Undistributed long-term capital gains	$5,884,167
Deferrals	$(834,590)
TOTAL	$104,854,008
At July 31, 2025, the cost of investments for federal tax purposes was $407,568,486. The net unrealized appreciation of investments for federal tax purposes was $99,804,431. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $119,890,246 and unrealized depreciation from investments for those securities having an excess of cost over value of $20,085,815. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
The Fund used capital loss carryforwards of $31,551,228 to offset capital gains realized during the year ended July 31, 2025.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2025, for federal income tax purposes, a late year ordinary loss of $834,590 was deferred to August 1, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily waived $653,878 of its fee and voluntarily reimbursed $326,186 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2025, the Adviser reimbursed $14,514.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$97,923
For the year ended July 31, 2025, FSC retained $6,779 of fees paid by the Fund.
Annual Financial Statements and Additional Information
19

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2025, FSC retained $900 in sales charges from the sale of Class A Shares. FSC also retained $680 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2025, FSSC received $13,744 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 2.02%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2025, the Fee Limit for the Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.13%, 2.01%, 0.88% and 0.87%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2025, were as follows:
Purchases	$437,795,011
Sales	$476,657,782
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2025, the Fund had no outstanding loans. During the year ended July 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
Annual Financial Statements and Additional Information
20

10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Annual Financial Statements and Additional Information
21

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT SMALL CAP GROWTH FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
24

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark for the three-year period and outperformed its benchmark for the one-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information
25

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information
26

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Small Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
37313 (9/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT All Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes MDT Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  September 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2025